As filed with the Securities and Exchange Commission on January 31, 1997

                                              Registration Nos. 2-81110/811-4293

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /x/


                       Post-Effective Amendment No. 52                       /x/


                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                       /x/


                               Amendment No. 54                              /x/


                          ----------------------------

                           PACIFIC HORIZON FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                               Columbus, OH 43219
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (800) 332-3863


                             W. Bruce McConnel, III
                             Drinker Biddle & Reath
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


         [X] immediately upon filing pursuant to paragraph (b)

         [ ] on (date) pursuant to paragraph (b)


         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed its Rule 24f-2 Notice relating to such shares for Registrant's most recent fiscal year on April 29, 1996.

================================================================================

                           PACIFIC HORIZON FUNDS, INC.

                           SHORT TERM GOVERNMENT FUND

                              CROSS REFERENCE SHEET
                        --------------------------------


FORM N-1A ITEM                                                         PROSPECTUS CAPTION
--------------                                                         ------------------

PART A
------
1.      Cover Page.................................................    Cover Page

2.      Synopsis...................................................    Expense Summary

3.      Condensed Financial Information............................    Financial Highlights

4.      General Description of Registrant..........................    Cover Page; Description of
                                                                       Shares;  Fund Investments

5.      Management of the Fund.....................................    The Business of the Fund

5.A.    Management's Discussion of
          Fund Performance.........................................    *

6.      Capital Stock and Other
          Securities...............................................    Description of Shares;
                                                                       Dividend and Distribution
                                                                       Policies; Tax Information

7.      Purchase of Securities Being
         Offered...................................................    How to Buy Shares; Shareholder
                                                                       Services; The Business of the
                                                                       Fund;  Measuring Performance;
                                                                       Plan Payments

8.      Redemption or Repurchase...................................    How to Sell Shares;
                                                                       Shareholder Services; Plan
                                                                       Payments

9.      Pending Legal Proceedings..................................    *


----------
*  Item inapplicable or answer negative.

                           PACIFIC HORIZON FUNDS, INC.


                   PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND
                                  (THE "FUND")
                        SUPPLEMENT DATED JANUARY 31, 1997
                                     TO THE
                         PROSPECTUS DATED JULY 30, 1996


         This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

1.                             FINANCIAL HIGHLIGHTS

         The table below shows certain information concerning the investment results for the Fund for the period indicated. The Fund commenced operations on August 2, 1996 by offering a single series of shares known as A Shares. During the period shown, the Fund did not offer B Shares.

         The financial data included in this table has been derived from unaudited financial statements and notes which are incorporated by reference into the Statement of Additional Information. The Financial Highlights should be read in conjunction with such financial statements and notes thereto. Further information about the performance of the Fund is available in the semi-annual report to shareholders. Both the Statement of Additional Information and the semi-annual report to shareholders may be obtained from the Fund free of charge by calling 800-332-3863.

Selected data for an A Share of common stock outstanding throughout the period indicated:

                                                                          PERIOD ENDED
                                                                       AUGUST 31, 1996(a)
                                                                          (UNAUDITED)
                                                                       ------------------
Net asset value per share, beginning
  of period..........................................................        $10.00
                                                                             ------
Income from Investment Operations:
  Net investment income..............................................          0.05
  Net realized and unrealized
    losses on securities.............................................         (0.02)
                                                                             ------
Total income from investment
    operations.......................................................          0.03
                                                                             ------
Less dividends and distributions:
  Dividends from net
    investment income................................................         (0.05)
                                                                             ------
Net change in net asset value per share..............................         (0.02)
                                                                             ------
Net asset value per share, end of period.............................         $9.98
                                                                             ======
Total return.........................................................          0.26%+
Ratios/Supplemental Data:
Net assets, end of period (000)......................................        $2,959
Ratio of expenses to average net assets..............................          0.00%++
Ratio of net investment income to
  average net assets.................................................          6.04%++
Ratio of expenses to average net assets*.............................         22.11%++
Ratio of net investment loss to average net assets*..................       (16.08%)++
Portfolio turnover rate..............................................             5%

(a) For the period August 2, 1996 (commencement of operations) through August 31, 1996.

+ Not annualized and does not include the effect of the maximum 4.50% sales charge.

++       Annualized.

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

2. The following exemption is added to the types of transactions exempt from the front-end sales load applicable with respect to A Shares below the heading "SHAREHOLDER GUIDE - HOW TO BUY SHARES - HOW ARE SHARES PRICED? - WHEN NO FRONT-END SALES LOAD IS APPLIED" in the Prospectus:

         - any purchase of shares by eligible deferred compensation plans under Section 457 of the Internal Revenue Code of 1986, as amended.

3. The following exemptions are added to the list of individuals exempt from the front-end sales load applicable with respect to A Shares below the heading "SHAREHOLDER GUIDE - HOW TO BUY SHARES - HOW ARE SHARES PRICED? - WHEN NO FRONT-END SALES LOAD IS APPLIED" in the Prospectus:


         - purchases by former members of the Company's Board of Directors with the designation of director emeritus.

         - purchases by Lucky Stores Cardholders during periodic promotions under the Periodic No-Load to Lucky Stores Cardholders Program (the "Program") (initial purchase only;
                  a front-end sales load will apply to any other purchases unless another exemption is available). (Promotional material will delineate the beginning and ending date during which shares of the Fund may be purchased without a front-end sales load pursuant to the Program).


4. Effective November 1, 1996, The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, L.P., serves as administrator of the Fund pursuant to the terms of an Administration Agreement between the Company and BISYS (the "New Administration Agreement"). BISYS has replaced the Fund's prior administrator, Concord Holding Corporation ("Concord"), an indirect, wholly-owned subsidiary of BISYS. BISYS has offices at 3435 Stelzer Road, Columbus, Ohio 43219 and 150 Clove Road, Little Falls, New Jersey 07424.

         The terms and conditions of the New Administration Agreement are substantially the same as the prior administration agreement with Concord, including the administration fee payable by the Fund.

PROSPECTUS
July 30, 1996



                   PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND

         An Investment Portfolio Offered by Pacific Horizon Funds, Inc.


The PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND (the "Fund") is a diversified mutual fund whose investment objective is to provide high current income consistent with relative stability of principal. The Fund seeks to achieve its objective through investment primarily in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises.

This Prospectus describes two classes of shares. A Shares are sold with a front-end sales load. B Shares are sold with a contingent deferred sales charge.

The Fund is offered by Pacific Horizon Funds, Inc. (the "Company"), an open-end, series management investment company. Bank of America National Trust and Savings Association ("Bank of America" or the "investment adviser") serves as the Fund's investment adviser. Based in San Francisco, California, Bank of America and its affiliates have over $48 billion under management, including over $12 billion in mutual funds.

This Prospectus describes concisely the information about the Fund and the Company that you should know before investing. Please read it carefully and retain it for future reference.

More information about the Fund is contained in a Statement of Additional Information that has been filed with the Securities and Exchange Commission. To obtain a free copy, call 800-332- 3863. The Statement of Additional Information, as it may be revised from time to time, is dated July 30, 1996 and is incorporated by reference into this Prospectus.

Shares of the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, Bank of America or any of its affiliates and are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Fund involves investment risk, including the possible loss of principal.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE

ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus is part of a Registration Statement that has been filed with the Securities and Exchange Commission in Washington, D.C. under the Securities Act of 1933.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, in the Statement of Additional Information and the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such information or representations must not be relied upon as having been authorized by the Company or its distributor. This Prospectus does not constitute an offer by the Fund or by the distributor to sell, or a solicitation of any offer to buy, any of the securities hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the distributor to make such offer in such jurisdiction.

                                    CONTENTS

EXPENSE SUMMARY.........................................................................................   5
FUND INVESTMENTS........................................................................................   7
         INVESTMENT OBJECTIVE ..........................................................................   7
         DURATION AND MATURITY..........................................................................   7
         TYPES OF INVESTMENTS ..........................................................................   7
         FUNDAMENTAL LIMITATIONS .......................................................................   9
         OTHER INVESTMENT PRACTICES AND CONSIDERATIONS..................................................   9
SHAREHOLDER GUIDE.......................................................................................  13
         HOW TO BUY SHARES..............................................................................  13
                  What Is My Minimum Investment In The Fund?............................................  13
                  What Alternative Sales Arrangements Are Available?....................................  14
                  How Are Shares Priced?................................................................  14
                  How Do I Decide Whether To Buy A or B Shares?.........................................  20
                  How Can I Buy Shares?.................................................................  22
                  What Price Will I Receive When I Buy Shares?..........................................  23
                  What Else Should I Know To Make A Purchase?...........................................  24
         HOW TO SELL SHARES.............................................................................  24
                  How Do I Redeem My Shares?............................................................  24
                  What NAV Will I Receive For Shares I Want To Sell?....................................  26
                  What Kind of Paperwork Is Involved In Selling Shares?.................................  27
                  How Quickly Can I Receive My Redemption Proceeds?.....................................  27
                  Do I Have Any Reinstatement Privileges After I Have
                   Redeemed Shares?.....................................................................  28
DIVIDEND AND DISTRIBUTION POLICIES......................................................................  28
SHAREHOLDER SERVICES....................................................................................  29
         CAN I USE THE FUND IN MY RETIREMENT PLAN?......................................................  29
         CAN I EXCHANGE MY INVESTMENT FROM ONE FUND TO ANOTHER?.........................................  29
         WHAT IS TELETRADE?.............................................................................  31
         CAN I ARRANGE TO HAVE AUTOMATIC INVESTMENTS MADE ON A
          REGULAR BASIS?................................................................................  31
         WHAT IS DOLLAR COST AVERAGING AND HOW CAN I IMPLEMENT IT?......................................  32
         CAN I ARRANGE PERIODIC WITHDRAWALS?............................................................  32
         CAN MY DIVIDENDS FROM THE FUND BE INVESTED IN OTHER FUNDS?.....................................  33
         IS THERE A SALARY DEDUCTION PLAN AVAILABLE?....................................................  33
THE BUSINESS OF THE FUND................................................................................  34
         FUND MANAGEMENT................................................................................  34
                  Expenses..............................................................................  34
                  Service Providers.....................................................................  34
                  Fee Waivers...........................................................................  36
TAX INFORMATION.........................................................................................  36
MEASURING PERFORMANCE...................................................................................  38
DESCRIPTION OF SHARES...................................................................................  39
PLAN PAYMENTS...........................................................................................  40

--------------------------------------------------------------------------------
Distributor:                                  Investment Adviser:
Concord Financial Group, Inc.                 Bank of America National Trust and
3435 Stelzer Road                             Savings Association
Columbus, OH  43219-3035                      555 California Street
                                              San Francisco, CA  94104
--------------------------------------------------------------------------------

                                 EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES are charges you pay when buying or selling shares of the Fund. The Fund offers two classes of shares. A Shares are offered at net asset value plus a front-end sales load (see page 14 of the Prospectus for an explanation of net asset value per share) and are subject to a shareholder servicing fee. B Shares are offered at net asset value without a front-end sales load but are subject to a contingent deferred sales charge plus distribution and shareholder servicing fees. B Shares of the Fund held for 8 years will convert to A Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES include payments by the Fund for portfolio management, maintenance of shareholder accounts, general administration, distribution (in the case of B Shares only), shareholder servicing, accounting and other services.

Below is a summary of the shareholder transaction expenses imposed by the Fund for A and B Shares and their estimated operating expenses expected to be incurred during the first twelve months of operations. Actual expenses may vary. A hypothetical example based on the summary is also shown.

         SHAREHOLDER TRANSACTION EXPENSES                              A Shares         B Shares
                                                                       --------         --------
         Maximum Sales Load Imposed on Purchases
            (as a percentage of offering price)                        4.50%            None
         Sales Load Imposed on Reinvested Dividends                    None             None
         Maximum Contingent Deferred Sales Load
            (as a percentage of original purchase
            price or redemption proceeds, whichever
            is lower)                                                  None(1)          5.00%
         Redemption Fees                                               None             None
         Exchange Fee                                                  None             None


         ANNUAL FUND OPERATING EXPENSES
            (as a percentage of average net assets)
         Management Fees (After Fee Waivers)+                          0.0 %            0.0 %
         12b-1 Fee*                                                      0 %            0.75%
         Shareholder Services Fee*                                     0.25%            0.25%
         Other Expenses (After Expense Reimbursements)+                0.60%            0.60%
         Total Operating Expenses (After Fee Waivers and
            Expense Reimbursements)+                                   0.85%            1.60%

1. There is no front-end sales load on A Shares you purchase if you have either a combined purchase of A Shares of the Company of $1,000,000 or more or if the aggregate value of A Shares that you beneficially own in any Pacific Horizon Fund or Time Horizon Fund, another open-end investment company managed by Bank of America (a "Time Horizon Fund"), equals or exceeds $1,000,000 ("Large Purchase Exemption"). A Shares purchased under the Large Purchase Exemption (except A Shares purchased under the Daily Advantage(R) or Advantage Plus(TM) Programs) are subject to a contingent deferred sales charge of 1.00% and 0.50%, respectively, on redemptions within one and two years after purchase. The contingent deferred sales charge is paid to Concord Financial Group, Inc. (the "Distributor"). A Shares cannot be purchased under the Large Purchase Exemption if there is another no-load exemption available. Accordingly, A Shares purchased under another no-load exemption are not subject to a contingent deferred sales charge. Although no front-end sales load will be paid on shares purchased under the Large Purchase Exemption, the Distributor will compensate brokers whose customers purchase such shares at the following rates: 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

+ Management intends to waive fees and reimburse certain "Other Expenses" on behalf of the Fund. Absent fee waivers and/or expense reimbursement, management fees would be 0.45% of the average net assets (annualized); "Other Expenses" for the Fund's A and B Shares (based on estimates for the first twelve months of operations) would be 1.79% and 1.79%, respectively, of average net assets (annualized); and "Total Operating Expenses" for the Fund's A and B Shares would be 2.49% and 3.24% of average net assets (annualized), respectively.

* Because of the Rule 12b-1 and shareholder services fees paid by the Fund as shown in the above table, long-term B shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc. For a further description of shareholder transaction expenses and the Fund's operating expenses, see the sections entitled "Shareholder Guide," "The Business of the Fund" and "Plan Payments" below.

         EXAMPLE: Assume the annual return is 5% and operating expenses are the same as those stated above. For every $1,000 you invest, here is how much you would have paid in total expenses if you closed your account after the number of years indicated:

                                    After 1 Yr        After 3 Yrs
                                    ----------        -----------
A Shares(1)                         $53               $71
B Shares
 Assuming complete
 redemption at
 end of period(2)                   $66               $80
Assuming no redemption              $16               $50

(1) Assumes deduction at time of purchase of maximum applicable front-end sales load but does not assume deduction at redemption of maximum applicable contingent deferred sales charge under the Large Purchase Exemption.
(2) Assumes deduction at redemption of maximum applicable contingent deferred sales charge.

Note: The preceding operating expenses and example should not be considered a representation of future investment returns and operating expenses. The Short Term Government Fund is new and the above figures are based on estimates of expenses expected during its first twelve months of operation. Actual investment returns and operating expenses may be more or less than those shown.

This expense information is provided to help you understand the expenses you would bear either directly (as with transaction expenses) or indirectly (as with annual operating expenses) as a Fund shareholder.

Absent fee waivers and/or expense reimbursement, management fees consist of:

         - an investment advisory fee payable at the annual rate of 0.25% of the Fund's average daily net assets; and

         - an administration fee payable at the annual rate of 0.20% of the Fund's average daily net assets.

Currently, the most restrictive expense limitation limits the Fund's aggregate annual expenses (including management fees) to 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million and 1.5% of the Fund's remaining average daily net assets.

The alternative sales arrangements permit you to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time you expect to hold the shares and other circumstances. You should determine whether under your particular circumstances it is more advantageous to incur a front-end sales load and thereafter be subject to annual fees under a Shareholder Services Plan with respect to A Shares; or have the entire initial purchase price invested in the Fund with the investment thereafter being subject to annual fees under a Distribution and Services Plan and a contingent deferred sales charge upon redemption within the first six years of investment, with respect to B Shares. See the section entitled "How To Buy Shares" below.


                                FUND INVESTMENTS

INVESTMENT OBJECTIVE

THE PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND SEEKS HIGH CURRENT INCOME CONSISTENT WITH RELATIVE STABILITY OF PRINCIPAL. THE FUND SEEKS THIS OBJECTIVE THROUGH INVESTING PRIMARILY IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

THE FUND MAY BE APPROPRIATE FOR INVESTORS WHO WANT:

         -        INCOME FROM SECURITIES ISSUED OR GUARANTEED BY THE U.S.
                  GOVERNMENT, ITS AGENCIES, INSTRUMENTALITIES AND SPONSORED ENTERPRISES; AND

         - RELATIVE STABILITY OF INVESTMENT BUT ARE WILLING TO ACCEPT SOME PRICE AND YIELD VARIATIONS.


DURATION AND MATURITY

         Under normal market and interest rate conditions, the investment adviser expects that the Fund's average portfolio duration generally will be approximately the same as a one-year U.S. Treasury bill (approximately one year). This means that the Fund's net asset value fluctuation is expected to be similar to the price fluctuation of a one-year U.S. Treasury bill. Under normal market and interest rate conditions, the investment adviser does not expect the Fund's average portfolio duration to exceed that of a two-year U.S. Treasury note (approximately 1.9 years). However, there is no limitation on duration. Under normal circumstances, it is expected that the average weighted maturity of the Fund's investments will not exceed two years. Unlike maturity which indicates when a security repays principal, "duration" incorporates the cash flows of all interest and principal payments and the proceeds from calls and redemptions over the life of a security. These payments are multiplied by the number of years over which they are received to produce a value that is expressed in years (i.e., duration).


TYPES OF INVESTMENTS

IN GENERAL. The Fund has a policy that it will invest primarily in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including, but not limited to, direct obligations of the U.S. Treasury, such as U.S. Treasury bills, certificates of indebtedness, notes and bonds, and in repurchase agreements involving such securities. Other types of U.S. Government obligations that the Fund may hold include obligations of U.S. Government agencies, instrumentalities or sponsored enterprises including, but not limited to, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Student Loan Marketing Association, or Federal Home Loan Mortgage Corporation. Obligations of some of these agencies, instrumentalities and sponsored enterprises, such as the Small Business Administration or the Maritime Administration, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, like the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, including the Student Loan Marketing Association, are supported by the credit of the instrumentality. There is no assurance that the U.S. Government would support a U.S. Government-sponsored entity if it was not required to do so by law.

Guarantees of the Fund's investment securities by the U.S. Government, its agencies, instrumentalities or sponsored enterprises assure only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value, or the yield or value of the Fund's shares. U.S. Government obligations ordinarily carry lower rates of interest income than debt securities of other issuers with similar maturities.

The market value of debt securities, and thus the Fund's net asset value per share, is expected to vary with changes in interest rates. The value of the Fund's investments will normally fall when prevailing interest rates rise and rise when interest rates fall. Interest rate fluctuations can be expected to affect the Fund's earnings. In an effort to preserve the capital of the Fund when interest rates are generally rising, Bank of America may shorten the average weighted maturity of the Fund's investments. Because the principal values of the securities with shorter maturities are less affected by rising interest rates, a portfolio with a shorter average weighted maturity will generally diminish less in value during such periods than a portfolio with a longer average weighted maturity. Because securities with shorter maturities, however, generally have a lower yield to maturity, the Fund's current return based on its net asset value generally will be lower as a result of such action than it would have been had such action not been taken.

MORTGAGE-RELATED SECURITIES GENERALLY. The Fund may invest in U.S. Government securities which are collateralized by or represent interests in real estate mortgages. The types of mortgage securities in which the Fund may invest include the following: (i) adjustable rate mortgage securities; (ii) collateralized mortgage obligations; (iii) real estate mortgage investment conduits; and (iv) other securities collateralized by or representing interests in real estate mortgages whose interest rates reset at periodic intervals and are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises.

         The Fund may also invest in mortgage-related securities which are issued by private entities such as investment banking firms and companies related to the construction industry. The privately issued mortgage-related securities in which the Fund may invest include but are not limited to: (i) privately issued securities which are collateralized by pools of mortgages in which such mortgages are guaranteed as to payment of principal and interest by an agency, instrumentality or sponsored enterprise of the U.S. Government; (ii) privately issued securities which are collateralized by pools of mortgages in which such mortgages are guaranteed as to the payment of principal and interest by the issuer and such guarantee is collateralized by U.S. Government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and which mortgage-related securities are supported as to the payment of the principal and interest by the credit of any agency, instrumentality or sponsored enterprise of the U.S. Government.

         The privately issued mortgage-related securities provide for periodic payments consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the principal portion will be reinvested.

FUNDAMENTAL LIMITATIONS

The investment objective of the Fund may not be changed without a vote by the holders of a majority of the outstanding shares of the Fund. Policies requiring such a vote to effect a change are known as "fundamental." A number of the other fundamental investment limitations are summarized below. The Fund may not:

         1. Borrow money for the purpose of obtaining investment leverage or issue senior securities (as defined in the Investment Company Act of 1940), provided that the Fund may borrow from banks for temporary purposes in an amount not exceeding 10% of the value of the total assets of the Fund; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of such borrowing. This restriction shall not apply to (a) the sale of portfolio securities accompanied by a simultaneous agreement as to their repurchase, or (b) transactions in currency, options, futures contracts and options on futures contracts, or forward commitment transactions.

         2. Make loans, except investments in debt securities, repurchase agreements and securities loans.

A complete list of the Fund's fundamental investment limitations is set out in the Statement of Additional Information.

OTHER INVESTMENT PRACTICES AND CONSIDERATIONS

MORTGAGE-RELATED SECURITIES. The Fund may invest in mortgage-related securities. Purchasable mortgage-related securities are represented by pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, the portion may be lost if there is a decline in the market value of the security, whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because mortgages underlying securities are prone to prepayment in periods of declining interest rates. For this and other reasons, a mortgage-related security's maturity may be shortened by unscheduled prepayments on underlying mortgages and, therefore, it is not possible to accurately predict the security's return to the Fund. Mortgage-related securities provide regular payments consisting of interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

         Mortgage-related securities acquired by the Fund may include collateralized mortgage obligations ("CMOs"), a type of derivative, issued by FNMA, FHLMC or other U.S. Government agencies, instrumentalities or sponsored enterprises, as well as by private issuers. CMOs provide an investor with a specified interest in the cash flow of a pool of underlying mortgage or other mortgage-related securities. Issuers of CMOs frequently elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. Generally, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are "parallel pay," i.e. payments of principal are made to two or more classes concurrently.

         CMOs may involve additional risks other than those found in other types of mortgage-related obligations. CMOs may exhibit more price volatility and interest rate risk than other types of mortgage-related obligations. During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, which are unacceptable to a Fund based on the Fund's analysis of the market value of the security.

         Privately issued mortgage-related securities generally offer a higher yield than mortgage-related securities issued by governmental agencies, instrumentalities or sponsored enterprises because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal on mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, pool and hazard insurance, subordination and letters of credit. The insurance and guarantees are issued by government entities, private insurers, banks and mortgage poolers. Although the market for such securities is becoming increasingly liquid, some mortgage-related securities issued by private organizations may not be readily marketable.

REPURCHASE AGREEMENTS. The Fund may buy securities subject to the seller's agreement to repurchase them at an agreed upon time and price. These transactions are known as repurchase agreements. The Fund will enter into repurchase agreements only with financial institutions (such as banks and broker-dealers) deemed creditworthy by Bank of America, under guidelines approved by the Company's Board of Directors. It is intended that such agreements will not have maturities longer than 60 days. During the term of any repurchase agreement, the seller must maintain the value of the securities subject to the agreement in an amount that is greater than the repurchase price. Bank of America then continually monitors that value. Nonetheless, should the seller default on its obligations under the agreement, the Fund would be exposed to possible loss due to adverse market activity or delays connected with the disposition of the underlying obligations. Repurchase agreements are considered to be loans under the Investment Company Act of 1940 (the "1940 Act").

WHEN-ISSUED PURCHASES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. The Fund may purchase securities on a "when-issued" basis and purchase or sell securities on a "forward commitment" basis. Additionally, the Fund may purchase or sell securities on a "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement refers to a transaction in the secondary market that will settle some time in the future. These transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place. The Fund will set aside in a segregated account cash or liquid securities equal to the amount of any when-issued, forward commitment or delayed settlement transactions. When-issued purchases, forward commitments and delayed settlements are not expected to exceed 25% of the value of the Fund's total assets under normal circumstances. These transactions will not be entered into for speculative purposes, but primarily in order to hedge against anticipated changes in interest rates.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To assist in reducing fluctuations in net asset value, the Fund may enter into contracts for the purchase or sale for future delivery of U.S. Government securities, mortgage-related securities or Euro-dollar securities or may purchase put and call options to buy or sell futures contracts. The Fund will engage in futures and related options transactions only for bona fide hedging purposes.

A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. These investment techniques would be used to hedge against anticipated future changes in interest which otherwise might either adversely affect the value of the Fund's securities. The Fund may not purchase or sell a futures contract or purchase a related option unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options does not exceed 5% of the Fund's total assets (after taking into account certain technical adjustments). In order to prevent leverage in connection with the purchase of futures contracts or call options thereon by the Fund, an amount of cash, cash equivalents or liquid high grade debt securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the custodian. Furthermore, the Fund's ability to engage in options and futures transactions may be limited by tax considerations.

While transactions in futures contracts and options on futures contracts may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and options on futures contracts, unanticipated changes in interest rates and securities prices may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The loss incurred by the Fund in entering into futures contracts and in writing call options on futures contracts is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Further, futures contracts and options on futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. More information about futures contracts and related options may be found in the Statement of Additional Information and Appendix A to the Statement of Additional Information.

PORTFOLIO TRANSACTIONS. Investment decisions for the Fund are made independently from those for other investment companies and accounts managed by Bank of America and its affiliated entities. Such other investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, available investments or opportunities for sales will be equitably allocated pursuant to procedures of Bank of America. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

In allocating purchase and sale orders for investment securities (involving the payment of brokerage commissions or dealer concessions), Bank of America may consider the sale of Fund shares by broker-dealers and other financial institutions (including affiliates of Bank of America and the Fund's distributor to the extent permitted by law), provided it believes the quality of the transaction and the price to the Fund are not less favorable than what they would be with any other qualified firm.

PORTFOLIO TURNOVER. Although no commissions are paid on bond transactions, purchases and sales are at net prices which reflect dealers' mark-ups and mark-downs, and a higher portfolio turnover rate for bond investments will result in the payment of more dealer mark-ups and mark-downs than would otherwise be the case. Turnover may impose other transaction costs and could increase substantially the amount of income received by the Fund that constitutes taxable capital gains. To the extent capital gains are realized, distributions from those gains may be ordinary income for federal tax purposes (see "Tax Information"). The Fund's annual portfolio turnover is not expected to exceed 400%, although the Fund's annual portfolio turnover rate will not be a limiting factor in making investment decisions.

--------------------------------------------------------------------------------

                                SHAREHOLDER GUIDE
             THE FOLLOWING SECTION WILL PROVIDE YOU WITH ANSWERS TO
             SOME OF THE MOST OFTEN-ASKED QUESTIONS REGARDING BUYING
                        AND SELLING THE FUND'S SHARES AND
                         REGARDING THE FUND'S DIVIDENDS.

--------------------------------------------------------------------------------


HOW TO BUY SHARES


WHAT IS MY MINIMUM INVESTMENT IN THE FUND?

Generally, there is a minimum investment requirement of $500 for initial purchases and $50 for subsequent purchases, although these amounts may be altered in certain circumstances as shown below.

--------------------------------------------------------------------------------
               INVESTMENT MINIMUMS FOR SPECIFIC TYPES OF ACCOUNTS

                                   INITIAL INVESTMENT      SUBSEQUENT INVESTMENT
                                   ------------------      ---------------------
REGULAR ACCOUNT                         $500*                    $50

AUTOMATIC INVESTMENT PLAN               $50                      $50

IRAS, SEP-IRAS (ONE PARTICIPANT)        $500                     No minimum

SPOUSAL IRAS**                          $250                     No minimum

SEP-IRAS
(MORE THAN ONE PARTICIPANT)             $2,500                   No minimum


* The minimum investment is $100 for purchases made through Bank of America's trust and agency accounts or a Service Organization (defined below) whose clients have made aggregate minimum purchases of $1,000,000. The minimum investment is $200 for BankAmericard holders with an appropriate award certificate from BankAmeriChoice Program.

** A regular IRA must be opened in conjunction with this account.
--------------------------------------------------------------------------------

WHAT ALTERNATIVE SALES ARRANGEMENTS ARE AVAILABLE?

The Fund issues two classes of shares. A Shares are sold to investors choosing the front-end sales load alternative unless an exemption to the sales load is otherwise available. B Shares are sold to investors choosing the deferred sales charge alternative. The two classes of shares in the Fund represent interests in the same portfolio of investments of the Fund, have the same rights and are identical in all respects except as discussed below. A Shares bear the expenses of a Shareholder Services Plan. B Shares bear the expenses of a Distribution and Services Plan and have exclusive voting rights with respect to the Distribution and Services Plan. B Shares also bear the expenses of the deferred sales charge arrangements and any expenses resulting from such arrangements. The two classes also have different exchange privileges, as described below. The net income attributable to A and B Shares and the dividends payable on A and B Shares will be reduced by the amount of the: (a) Shareholder Services Plan fees attributable to A Shares, (b) Distribution and Services Plan fees attributable to B Shares, and (c) the incremental expenses associated with such Plans. Lastly, B Shares of the Fund held for 8 years will automatically convert into A Shares of the Fund.

HOW ARE SHARES PRICED?

Shares are purchased at their public offering price, which is based upon each class' net asset value per share plus a front-end sales load on A Shares. Each class calculates its net asset value ("NAV") as follows:


         NAV  = (Value of Assets Attributable to the Class) -
                (Liabilities Attributable to the Class)
                ---------------------------------------------
                  Number of Outstanding Shares of the Class

Net asset value is determined as of the end of regular trading hours on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) on days the Exchange is open.

The Fund's investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by the Fund pursuant to procedures adopted by the Company's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value. For further information about valuing securities, see the Statement of Additional Information. For price and yield information call (800) 346-2087.

The per share net asset values of A and B Shares will diverge due to the different distribution and other expenses borne by the classes.

A SHARES SALES LOAD. The front-end sales load ("front-end sales load" or "sales load") for the A Shares of the Fund begins at 4.50% and may decrease as the amount you invest increases, as shown in the following chart:

--------------------------------------------------------------------------------

                                         As a % of       As a % of        Dealer's
                                         offering        net asset       Reallowance
                                           price           value          as a % of
Amount of Transaction                                                  offering price*
Less than $100,000                          4.50            4.71             4.00
$100,000 but less than $250,000             3.75            3.90             3.35
$250,000 but less than $500,000             2.50            2.56             2.20
$500,000 but less than $750,000             2.00            2.04             1.75
$750,000 but less than $1,000,000           1.00            1.01             0.90
$1,000,000 or more**                        0.00            0.00             0.00

*  Dealer's reallowance may be changed periodically.

** See "Large Purchase Exemption" below for a description of the contingent deferred sales charge.

From time to time, the Fund's distributor will make or allow additional payments or promotional incentives in the form of cash or other compensation such as trips to sales seminars, tickets to sporting and other entertainment events and gifts of merchandise to firms that sell shares of the Fund.
--------------------------------------------------------------------------------

LARGE PURCHASE EXEMPTION. The contingent deferred sales charge discussed under the Large Purchase Exemption does not apply to A Shares purchased under the Daily Advantage(R) or Advantage Plus(TM) programs. To the extent that no other A Share no-load exemption is available, the foregoing schedule of sales loads does not apply to purchases of A Shares of $1,000,000 or more, or to purchases of A Shares if the aggregate value of the A Shares that you beneficially own in any Pacific Horizon Fund or Time Horizon Fund equals or exceeds $1,000,000. If you accumulate $1,000,000 or more of A Shares, on any additional purchase of A Shares, the contingent deferred sales charge described below will apply to such A Shares when they are redeemed. In addition, if a customer purchases $1,000,000 or more of A Shares and redeems such shares, a contingent deferred sales charge will be imposed as follows:

                Number of Years              Applicable Contingent
             Elapsed Since Purchase          Deferred Sales Charge
             ----------------------          ---------------------
                     1 year                           1.0%
                     2 years                          0.5%
                     3 years                          None

The contingent deferred sales charge is imposed on the lesser of the current market value or the cost of the shares being redeemed. This means that this charge will not be imposed upon increases in net asset value above the initial purchase price or upon reinvested dividends. In determining whether a contingent deferred sales charge is applicable to a redemption of such shares, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of your holdings of shares above the total amount of payments for the purchase of shares during the preceding 2 years; then of amounts representing the cost of shares held beyond the applicable contingent deferred sales charge period; and finally, of amounts representing the cost of the shares held for the longest period of time. In addition, no contingent deferred sales charge will be imposed on redeemed A Shares if a front-end sales load had been previously imposed on such shares. Although no front-end sales load will be paid on Large Purchase Exemptions, the Distributor will compensate brokers whose customers purchase shares at the following rates: 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

B SHARES CONTINGENT DEFERRED SALES CHARGE. B Shares may be purchased at net asset value per share without the imposition of a sales charge at the time of purchase. The Fund's distributor compensates broker-dealers that have entered into a selling agreement with the distributor from its own funds at the time the shares are purchased. The proceeds of the contingent deferred sales charges and the ongoing distribution and services plan fees described below are used to reimburse the Fund's distributor for its expenses, including the compensation of broker-dealers.

B Shares that are redeemed within 6 years of purchase are subject to the contingent deferred sales charge at the rates set forth below, charged as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. B Shares will convert to A Shares on the first business day of the month following the eighth anniversary of the date of purchase unless the B Shares have been exchanged for Pacific Horizon Shares of the Pacific Horizon Prime Fund.

                                                   Contingent Deferred
                                                   Sales Charge (as a
Number of Years                                percentage of dollar amount
Elapsed Since Purchase*                           subject to the charge)
-----------------------                        ---------------------------
Less than one............................................  5.0%

More than one, but less
  than or equal to two...................................  4.0%

More than two, but less
  than or equal to three.................................  3.0%

More than three, but less
  than or equal to four..................................  3.0%

More than four, but less
  than or equal to five..................................  2.0%

More than five, but less
  than or equal to six...................................  1.0%

After six years..........................................  None

---------------------------------
* The time period during which Pacific Horizon Shares of the Pacific Horizon Prime Fund acquired through an exchange are held is not included when the amount of the contingent deferred sales charge is calculated.

In determining whether a contingent deferred sales charge is applicable to a redemption of B Shares, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing B Shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of your holdings of B Shares above the total amount of payments for the purchase of B Shares during the preceding 6 years; then of amounts representing the cost of B Shares held beyond the applicable contingent deferred sales charge period; and finally, of amounts representing the cost of the B Shares held for the longest period of time.

As an example, assume that you purchased 100 shares at $10 per share (at a cost of $1,000), that you have not exchanged for Pacific Horizon Shares of the Pacific Horizon Prime Fund, that in the third year after purchase the net asset value per share is $12, and that during the three-year period you had acquired 10 additional shares through dividend reinvestment. If at such time you make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.00% (the applicable rate in the third year after purchase).

WHEN NO FRONT-END SALES LOAD IS APPLIED. You pay no front-end sales load on the following types of transactions:

- reinvestment of dividends or distributions;

- any purchase of shares by a registered investment adviser purchasing shares for its own account or for an account for which it is authorized to make investment decisions;

- accounts opened by a bank, trust company or thrift institution, acting as a fiduciary, provided appropriate notification of such status is given at the time of investment;

- any purchase of shares by clients of The Private Bank of Bank of America Illinois or by Private Banking clients of Seattle-First National Bank or by or on behalf of agency accounts administered by any bank or trust company affiliate of Bank of America;

- any purchase of shares through a discount broker-dealer that imposes a transaction charge with respect to such purchase, provided you were the beneficial owner of shares of the Fund (or any other fund in the Pacific Horizon Family of Funds) prior to July 1, 1992, so long as your account remains open on the Company's books;

- accounts open as of July 1, 1996, which were exempt from front-end sales loads at the time the accounts were opened and where those exemptions are no longer available for new account holders, so long as the accounts remain open on the Company's books;

- any purchase of shares pursuant to the Reinstatement Privilege described below; and

- any purchase of shares pursuant to the Directed Distribution Plan described below.

Additionally, some individuals are not required to pay a front-end sales load when purchasing Fund shares, including:

- members of the Company's Board of Directors;

- U.S.-based employees and retirees (including employees who are U.S. citizens but work abroad and retirees who are U.S. citizens but worked abroad) of Bank of America or any of its affiliates, and their parents, spouses, minor children and grandchildren, as well as members of the Board of Directors of Bank of America or any of its affiliates;

- registered representatives or full-time employees of broker-dealers having agreements with the Fund's distributor pertaining to the sale of Fund shares (and their spouses and minor children) to the extent permitted by such organizations; and

- holders of the BankAmericard with an appropriate award certificate from the BankAmeriChoice Program (initial award only; a front-end sales load will apply to subsequent purchases).

WHEN NO CONTINGENT DEFERRED SALES CHARGE IS APPLIED. To receive one of the first three exemptions listed below, you must explain the status of your redemption at the time you redeem your shares. The contingent deferred sales charge with respect to B Shares or A Shares purchased under the Large Purchase Exemption is not charged on (1) exchanges described under "Shareholder Services - Can I Exchange My Investment From One Fund to Another?"; (2) redemptions in connection with minimum required distributions from IRA accounts due to a shareholder reaching age 70-1/2; (3) redemptions in connection with a shareholder's death or disability (as defined in the Internal Revenue Code); and (4) involuntary redemptions as a result of an account's net asset value remaining below $500 after sixty days' written notice. In addition, no contingent deferred sales charge is charged on shares acquired through the reinvestment of dividends or distributions.

RIGHTS OF ACCUMULATION. When buying A Shares in Pacific Horizon Funds, your current aggregate investment determines the front-end sales load that you pay. Your current aggregate investment is the accumulated combination of your immediate investment along with the shares that you beneficially own in any Pacific Horizon or Time Horizon Fund on which you paid a front-end sales load (including shares that carry no sales load but were obtained through an exchange and can be traced back to shares that were acquired with a sales load). You may also aggregate your investment in Pacific Horizon Funds and Time Horizon Funds in order to qualify for the Large Purchase Exemption.

To qualify for a reduced sales load on A Shares, you or your Service Organization (which is an institution such as a bank or broker-dealer that has entered into a selling and/or servicing agreement with the Fund's distributor) must notify the Fund's transfer agent at the time of investment that a quantity discount is applicable. Use of this service is subject to a check of appropriate records, after which you will receive the lowest applicable sales charge. If you want to participate you can so indicate on your Account Application or make a subsequent written request to the Transfer Agent.

Example: Suppose you beneficially own A Shares carrying a sales load of the Fund, the Pacific Horizon California Tax-Exempt Bond Fund, the Pacific Horizon U.S. Government Securities Fund, the Pacific Horizon Capital Income Fund and shares of the Company's money market funds that can be traced back to the purchase of shares carrying a sales load (or any combination thereof) with an aggregate current value of $90,000. If you subsequently purchase additional A Shares of the Fund carrying a sales load with a current value of $10,000, the sales load applicable to the subsequent purchase would be reduced to 3.75% of the offering price.

LETTER OF INTENT. You may also obtain a reduced sales charge on A Shares by means of a written Letter of Intent, which expresses your non-binding commitment to invest in the aggregate $100,000 or more in shares of any Pacific Horizon Fund within a period of 13 months, beginning up to 90 days prior to the date of the Letter's execution. A Shares carrying a sales load purchased during that period count as a credit toward completion of the Letter of Intent. Any investments you make during the period receive the discounted sales load based on the full amount of your investment commitment. When your commitment is fulfilled, an adjustment will be made to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to the submission of your Letter of Intent. Shares of Time Horizon Funds may be included when determining reduced sales loads under the letter of intent program.

While signing a Letter of Intent does not bind you to purchase, or the Company to sell, the full amount indicated at the sales load in effect at the time of signing, you must complete the intended purchase to obtain the reduced sales load. When you sign a Letter of Intent, the Company holds in escrow shares purchased by you in an amount equal to 5% of the total amount of your commitment. After you fulfill the terms of the Letter of Intent, the escrow will be released.

If your aggregate investment exceeds the amount indicated in your Letter of Intent, you will receive an adjustment which reflects the further reduced sales load applicable to your excess investment. It will be in the form of additional shares credited to your account at the then current offering price applicable to a single purchase of the total amount of the total purchase.

If your aggregate investment is less than the amount you committed, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent will redeem an appropriate number of shares held in escrow to realize the difference.

If you would like to participate, complete the Letter of Intent on your Account Application. If you have any questions regarding the Letter of Intent, call 800-332-3863. Please read it carefully, as you will be bound by its terms.

HOW DO I DECIDE WHETHER TO BUY A OR B SHARES?

The alternative sales arrangements of the Fund permits you to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time you expect to hold the shares and other relevant circumstances. You should determine whether under your particular circumstances it is more advantageous to invest in A Shares and incur a front-end sales load and an ongoing Shareholder Services Plan fee; or invest in B Shares and have the entire initial purchase price invested in the Fund with the investment thereafter being subject to a contingent deferred sales charge and ongoing distribution and services plan fees.

As an illustration, investors who qualify for a significantly reduced sales load, as described above, might elect the front-end sales load alternative (A Shares) because similar sales load reductions are not available for purchases under the contingent deferred sales charge alternative (B Shares). Moreover, A Shares would not be subject to ongoing distribution and services plan fees, as described below. However, because front-end sales loads are deducted at the time of purchase, such investors who pay a front-end sales load would not have all their funds invested initially. The Company will not accept any order for B Shares from an investor who is eligible to purchase A Shares without a sales load.

Investors not qualifying for a reduced front-end sales load who expect to maintain their investment in the Fund for an extended period of time might also elect the front-end sales load alternative because over time the accumulated continuing Distribution and Services Plan fees related to B Shares may exceed the front-end sales load and ongoing Shareholder Services Plan fees related to A Shares. However, such investors must weigh this consideration against the fact that not all their funds will be invested initially. Furthermore, the ongoing distribution and services plan fees may be offset to the extent any return is realized on the additional funds initially invested under the contingent deferred sales charge alternative.

Certain investors might determine it to be more advantageous to have all their funds invested initially in B Shares, although subject to continuing distribution and services plan fees and to a contingent deferred sales charge for a 6-year period of time.

HOW CAN I BUY SHARES?

The chart below provides more information regarding some of the different methods for investing in the Fund.

------------------------------------------------------------------------------------------------------------------
                                                     TO BUY SHARES

------------------------------------------------------------------------------------------------------------------
                                                   OPENING AN ACCOUNT                    Adding to an Account

------------------------------------------------------------------------------------------------------------------
                   THROUGH BANK OF AMERICA, YOUR BROKER OR ANOTHER SERVICE ORGANIZATION
                   (ORDERS ARE NOT EFFECTIVE UNTIL RECEIVED BY THE FUND'S TRANSFER AGENT)

                                                    Contact them directly                 Contact them directly
                                                    for instructions.                     for instructions.
------------------------------------------------------------------------------------------------------------------
                                                 THROUGH THE DISTRIBUTOR
                   (IF YOU ARE OR WILL BE THE SHAREHOLDER OF RECORD ON THE COMPANY'S BOOKS)

BY MAIL                                             Complete Account                      Mail all subsequent
                                                    Application and mail                  investments to:
                                                    it with a check
                                                    (payable to Pacific                   Pacific Horizon Funds,
                                                    Horizon Short-Term                    Inc.
                                                    Government Fund) to                   File No. 54634
                                                    the address on the                    Los Angeles, CA 90074-
                                                    Account Application.                  4634
------------------------------------------------------------------------------------------------------------------

IN PERSON                                           Deliver Account                       Deliver your payment
                                                    Application and your                  directly to the address
BISYS Fund Services, Inc.                           payment directly to                   on the left.
3435 Stelzer Road                                   the address on the
Columbus, OH  43219-3035                            left.

------------------------------------------------------------------------------------------------------------------

BY WIRE                                             Initial purchases of                  Contact the Fund's
                                                    shares into a new                     transfer agent at 800-
                                                    account may not be                    346-2087 for complete
                                                    made by wire.                         wiring instructions.

                                                                                          Instruct your bank to
                                                                                          transmit immediately
                                                                                          available funds for
                                                                                          purchase of Fund
                                                                                          shares in your name.

                                                                                          Be sure to include your
                                                                                          name and your Fund
                                                                                          account number.

                                                    Consult your bank for information on remitting
                                                    funds by wire and any associated bank charges.
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                       TO BUY SHARES
-------------------------------------------------------------------------------------------------------------------
                                                    OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
BY TELETRADE                                        TeleTrade Privileges                  Purchases may be made
(a service permitting                               may not be used to                    in the minimum amount
transfers of money from your                        make an initial                       of $500 and the maximum
checking, NOW or bank money                         purchase.                             amount of $50,000 per
market account)                                                                           transaction as soon as
                                                                                          appropriate information
                                                                                          regarding your bank
                                                                                          account has been
                                                                                          established on your
                                                                                          Fund account. This
                                                                                          information may be
                                                                                          provided on the Account
                                                                                          Application or in a
                                                                                          signature guaranteed
                                                                                          letter of instruction
                                                                                          to the Transfer Agent.
                                                                                          Signature guarantees
                                                                                          are discussed under
                                                                                          "How to Sell Shares."

                                                                                          Call 800-346-2087 to
                                                                                          make your purchase.

                                                    You should refer to the "Shareholder Services"
                                                    section for additional important information
                                                    about the TeleTrade Privilege.

                                YOU MAY USE OTHER INVESTMENT OPTIONS, INCLUDING AUTOMATIC INVESTMENTS
                                           AND EXCHANGES, TO INVEST IN YOUR FUND ACCOUNT.
                                     PLEASE REFER TO THE SECTION ENTITLED "SHAREHOLDER SERVICES"
                                                        FOR MORE INFORMATION.

-------------------------------------------------------------------------------------------------------------------

WHAT PRICE WILL I RECEIVE WHEN I BUY SHARES?

Your shares will be purchased at the Fund's public offering price calculated at the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) after your purchase order is received in proper form by the Fund's transfer agent, BISYS Fund Services, Inc. (the "Transfer Agent"), at its Columbus office.

If you purchase shares through Bank of America, your broker or another Service Organization, the entity involved is responsible for transmitting your order and required funds to the Transfer Agent on a timely basis in accordance with the procedures in this Prospectus. Share purchases (and redemptions) executed through Bank of America or a Service Organization are executed only on days on which the particular institution and the Fund are open for business. Purchase orders received by a Service Organization in proper form by 4:00 p.m. Eastern time on a business day will be effected at the public offering price calculated at 4:00 p.m. Eastern time on that day, if the Service Organization transmits your order to the Transfer Agent by the end of the Transfer Agent's business day. Except as provided in the following two sentences, if the order is not received in proper form by a Service Organization by 4:00 p.m. Eastern time or not received by the Transfer Agent by the close of the Transfer Agent's business day, the order will be based upon the next determined purchase price. The Company may from time to time in its sole discretion appoint one or more entities as the Fund's agent to receive irrevocable purchase and redemption orders and to transmit them on a net basis to the Transfer Agent. In these instances orders received by the entity by 4:00 p.m. Eastern time on a business day will be effected as of 4:00 p.m. Eastern time that day if the order is actually received by the Transfer Agent not later than the next business morning accompanied by payment in federal funds.


WHAT ELSE SHOULD I KNOW TO MAKE A PURCHASE?

You must specify at the time of investment whether you are purchasing A or B Shares. Certificates for shares will not be issued.

Federal regulations require you to provide a certified taxpayer identification number upon opening or reopening an account.

If your check used for investment does not clear, a fee may be imposed by the Transfer Agent. All payments should be in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. Please remember that the Company reserves the right to reject any purchase order.

You should note that Bank of America, Service Organizations and registered investment advisers may charge a separate fee or transaction charge to their clients for providing them with administrative services related to their investment in Fund shares. These fees could constitute a substantial portion of smaller accounts and may not be in an investor's best interest. Bank of America and Service Organizations may also impose minimum customer account and other requirements in addition to those imposed by the Fund. If you purchase or redeem shares directly from the Fund, you may do so without incurring any charges other than those described in this Prospectus.


HOW TO SELL SHARES


HOW DO I REDEEM MY SHARES?

Pacific Horizon Funds, Inc. makes it easy to sell, or "redeem," shares. The value of the shares you redeem may be more or less than your cost, depending on the Fund's current net asset value.

If you purchased your shares through an account at Bank of America, your Broker or another Service Organization, you may redeem all or part of your shares in accordance with the instructions pertaining to that account. If you are also the shareholder of record on the Company's books, you may redeem shares in accordance with the procedures described in the chart below as well as those of your account. To use the redemption methods described below, you must arrange with Bank of America or your Service Organization for delivery of the required application(s) to the Transfer Agent.

-------------------------------------------------------------------------------------------------------
                                                           TO SELL SHARES
-------------------------------------------------------------------------------------------------------
                                Through Bank of America, your Broker or another Service Organization
                                  (ORDERS ARE NOT EFFECTIVE UNTIL RECEIVED BY THE TRANSFER AGENT)

                                               Contact them directly for instructions.
-------------------------------------------------------------------------------------------------------
                                                       THROUGH THE DISTRIBUTOR
                                     (IF YOU ARE A SHAREHOLDER OF RECORD ON THE COMPANY'S BOOKS)
-------------------------------------------------------------------------------------------------------
BY MAIL

Pacific Horizon                     Send a signed, written request (each owner, including each
Short-Term                          joint owner, must sign) to the Transfer Agent.
Government Fund
c/o Pacific Horizon
Funds, Inc.
P.O. Box 80221
Los Angeles, CA
90080-9909
-------------------------------------------------------------------------------------------------------

IN PERSON

BISYS Fund                          Deliver your signed, written request (each owner, including
Services, Inc.                      each joint owner, must sign) to the address on the left.
3435 Stelzer Road
Columbus, OH
43219-3035
-------------------------------------------------------------------------------------------------------

BY WIRE                             As soon as appropriate information regarding your bank
                                    account has been established on your Fund account, you may write, telephone or telegraph redemption requests to the
                                    Transfer Agent, and redemption proceeds will be wired in
                                    federal funds to the commercial bank you have specified.
                                    Information regarding your bank account may be provided on the Account Application or in a signature guaranteed letter of instruction to the Transfer Agent.  Signature guarantee requirements are discussed in the section entitled "What
                                    Kind Of Paperwork Is Involved In Selling Shares?".

                                    Redemption proceeds will normally be wired the business day after your request and any other necessary documents have
                                    been received by the Transfer Agent.

                                    Wire Privileges apply automatically unless you indicate on the Account Application or in a subsequent written notice
                                    to the Transfer Agent that you do not wish to have them.

                                    Requests must be for at least $1,000 and may be subject to limits on frequency and amount.

                                    Wire Privileges may be modified or suspended at any time,
                                    and are not available for shares issued in certificate
                                    form.

                                    Contact your bank for information on any charges imposed by the bank in connection with receipt of redemptions by wire.

-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 TO SELL SHARES
--------------------------------------------------------------------------------
BY CHECK You may write Redemption Checks ("Checks") payable to any payee from your Fund account in the amount of $500 or more. The Transfer Agent (as your agent) will redeem the necessary number of shares to cover the Check when it is presented for payment.

                                    You will continue earning dividends on
                                    shares redeemed in this manner until the Check actually clears the Transfer Agent.

                                    You may request this Privilege on an Account
                                    Application that has been signed by the
                                    registered owner(s) and a set of Checks will then be sent to the registered owner(s) at the address of record.

                                    There is no charge for the use of Checks, although the Transfer Agent will charge for any "stop payment" requests made by you, or if a Check cannot be honored due to insufficient funds or for other valid reasons.

--------------------------------------------------------------------------------
BY TELETRADE                        You may redeem Fund shares (minimum of $500
(a service                          and maximum of $50,000 per transaction) by
permitting                          telephone after appropriate information
transfers of money                  regarding your bank account has been
to your checking,                   established on your Fund account.  This
NOW or bank money                   information may be provided on the Account
market account)                     Application or in a signature guaranteed
                                    letter of instruction to the Transfer Agent.
                                    Signature guarantee requirements are
                                    discussed in the section entitled "What Kind
                                    Of Paperwork Is Involved In Selling
                                    Shares?".

                                    Redemption orders may be placed by calling
                                    800-346-2087.

                                    TeleTrade Privileges apply automatically unless you indicate on the Account Application or in a subsequent written notice to the Transfer Agent that you do not wish to have them.

                                    You should refer to the "Shareholder
                                    Services" section for additional important information about the TeleTrade Privilege.

                OTHER REDEMPTION OPTIONS, INCLUDING EXCHANGES AND
           AUTOMATIC WITHDRAWALS, ARE ALSO AVAILABLE. PLEASE REFER TO
        THE SECTION ENTITLED "SHAREHOLDER SERVICES" FOR MORE INFORMATION.

--------------------------------------------------------------------------------


WHAT NAV WILL I RECEIVE FOR SHARES I WANT TO SELL?

Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Transfer Agent at its Columbus office. Although the Fund itself imposes no charge when A Shares are redeemed (except pursuant to the Large Purchase Exemption described above), if you purchase shares through Bank of America or a Service Organization, they may charge a fee for providing certain services in connection with investments in Fund shares.

When you redeem your B Shares within 6 years of purchase (or longer if your shares have been exchanged for Pacific Horizon Shares of the Pacific Horizon Prime Fund), you may be subject to a contingent deferred sales charge as described above.

The Company reserves the right to redeem accounts (other than 401(k), IRA and non-working spousal IRA accounts) involuntarily if, after sixty days' written notice, the account's net asset value remains below a $500 minimum balance. The contingent deferred sales charge will not be imposed upon such involuntary redemptions.


WHAT KIND OF PAPERWORK IS INVOLVED IN SELLING SHARES?

Redemption requests must be signed by each shareholder, including each joint owner. When redeeming shares, you should indicate whether you are redeeming A or B Shares. If you own both A and B Shares of the Fund, A Shares will be redeemed first unless you request otherwise. Certain types of redemption requests will need to include a signature guarantee. Signature guarantees must accompany redemption requests for (i) an amount in excess of $50,000 per day, (ii) any amount if the redemption proceeds are to be sent somewhere other than the address of record on the Company's books, or (iii) an amount of $50,000 or less if the address of record has not been on the Company's books for sixty days.

You may obtain a signature guarantee from: (i) a bank which is a member of the FDIC; (ii) a trust company; (iii) a member firm of a national securities exchange; or (iv) another eligible guarantor institution. Guarantees must be signed by an authorized signatory of the guarantor institution and be accompanied by the words "Signature Guaranteed." The Transfer Agent will not accept guarantees from notaries public.


HOW QUICKLY CAN I RECEIVE MY REDEMPTION PROCEEDS?

The Company will make payment for all shares redeemed after the Transfer Agent receives a request in proper form, except as provided by the rules of the Securities and Exchange Commission. If the shares to be redeemed have been purchased by check or by TeleTrade, the Company will, upon the clearance of the purchase check or TeleTrade payment, mail the redemption proceeds within seven business days. This does not apply to situations where the Fund receives payment in cash or immediately available funds for the purchase of shares. The Company may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend the recordation of the transfer of shares) for such periods as are permitted under the 1940 Act.

Bank of America and the Service Organizations are responsible for transmitting redemption orders and crediting their customers' accounts with redemption proceeds on a timely basis.

DO I HAVE ANY REINSTATEMENT PRIVILEGES AFTER I HAVE REDEEMED SHARES?

You may reinvest all or any portion of your redemption proceeds in shares of the Fund, in shares of the same class of the Fund out of which you redeemed, in like shares of another Fund in the Pacific Horizon Family of Funds or in like shares of any investment portfolio of Time Horizon Funds within 90 days of your redemption trade date without paying a sales load. Upon such a reinvestment, the Fund's distributor will credit to your account any contingent deferred sales charge imposed on any redeemed B Shares, A Shares subject to the Large Purchase Exemption or any Pacific Horizon Shares of the Pacific Horizon Prime Fund. Shares so reinvested will be purchased at a price equal to the net asset value next determined after the Transfer Agent receives a reinstatement request and payment in proper form.

If you wish to use this Privilege, you must submit a written reinstatement request to the Transfer Agent stating that you are eligible to use the Privilege. The reinstatement request and payment must be received within 90 days of the trade date of the redemption. Currently, there are no restrictions on the number of times you may use this Privilege.

Generally, exercising the Reinstatement Privilege will not affect the character of any gain or loss realized on redemption for federal income tax purposes. However, if a redemption results in a loss, the reinstatement may result in the loss being disallowed under IRS "wash sale" rules.

--------------------------------------------------------------------------------

                       DIVIDEND AND DISTRIBUTION POLICIES

--------------------------------------------------------------------------------

Shareholders of the Fund are entitled to dividends and distributions arising from the Fund's net investment income and net realized gains, if any. The Fund's net realized gains (after reduction for capital loss carryforwards, if any) are distributed at least annually. Dividends from the Fund's net investment income are declared daily and paid no later than the fifth business day of the month next following the month in which it was declared.

You will automatically receive dividends and capital gain distributions in additional shares of the same class of shares of the Fund for which the dividend was declared without a sales load unless you: (i) elect in writing to receive payment in cash; or (ii) elect to participate in the Directed Distribution Plan described in the section entitled "Can My Dividends From A Fund Be Invested In Other Funds?"

To elect to receive payment in cash, or to revoke such election, you must do so in writing to the Transfer Agent, at P.O. Box 80221, Los Angeles, California 90080-9909. The election or revocation will become effective with respect to dividends paid after it is received and processed by the Transfer Agent.

--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES

  PACIFIC HORIZON FUNDS, INC. PROVIDES A VARIETY OF WAYS TO MAKE MANAGING YOUR
                          INVESTMENTS MORE CONVENIENT.
--------------------------------------------------------------------------------

Some or all of the following services and privileges as well as others described in this Prospectus may not be available for, or may have different conditions imposed on them than as described in this Prospectus with respect to, certain clients of Bank of America and particular Service Organizations. Consult these entities for more information.


                    CAN I USE THE FUND IN MY RETIREMENT PLAN?

The Company makes available Individual Retirement Accounts ("IRAs"), including IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and IRA "Rollover Accounts."

YOUR INVESTMENTS GROW TAX DEFERRED UNTIL WITHDRAWAL AT RETIREMENT AND IN MANY CASES THE INITIAL INVESTMENT IS TAX DEDUCTIBLE.

The contingent deferred sales charge with respect to B Shares and A Shares subject to the Large Purchase Exemption will not be charged on redemptions in connection with minimum required distributions from an IRA due to a shareholder having reached age 70-1/2. For details, contact the Fund's distributor at 800-332-3863. Investors should also read the IRA Disclosure Statement and the Bank Custodial Agreement for further details on eligibility, service fees and tax implications, and should consult their tax advisers.


                      CAN I EXCHANGE MY INVESTMENT FROM ONE
                                FUND TO ANOTHER?

As a shareholder, you have the privilege of exchanging your shares for: like shares of another Pacific Horizon Fund, or like shares of any Time Horizon Fund, provided that such other shares may be legally sold in your state of residence. Specifically, A Shares may be exchanged for other A Shares, and B Shares may be exchanged for other B Shares. NO ADDITIONAL SALES LOAD WILL BE INCURRED WHEN EXCHANGING A SHARES PURCHASED WITH A SALES LOAD FOR A SHARES OF ANOTHER LOAD FUND OF THE COMPANY OR TIME HORIZON FUNDS. B SHARES MAY ALSO BE EXCHANGED FOR PACIFIC HORIZON SHARES OF THE PACIFIC HORIZON PRIME FUND WITHOUT THE PAYMENT OF ANY CONTINGENT DEFERRED SALES CHARGE AT THE TIME THE EXCHANGE IS MADE. IN ADDITION, PACIFIC HORIZON SHARES OF THE PACIFIC HORIZON PRIME FUND THAT WERE ACQUIRED THROUGH AN EXCHANGE OF B SHARES MAY BE EXCHANGED FOR B SHARES WITHOUT THE PAYMENT OF ANY CONTINGENT DEFERRED SALES CHARGE AT THE TIME THE EXCHANGE IS MADE. IN DETERMINING THE HOLDING PERIOD FOR CALCULATING THE CONTINGENT DEFERRED SALES CHARGE PAYABLE UPON

REDEMPTION OF B SHARES, THE HOLDING PERIOD OF THE SHARES ORIGINALLY HELD WILL BE ADDED TO THE HOLDING PERIOD OF THE SHARES ACQUIRED THROUGH THE EXCHANGE UNLESS THE SHARES ACQUIRED THROUGH THE EXCHANGE ARE PACIFIC HORIZON SHARES OF THE PACIFIC HORIZON PRIME FUND. THE TIME PERIOD DURING WHICH PACIFIC HORIZON SHARES OF THE PACIFIC HORIZON PRIME FUND ACQUIRED THROUGH AN EXCHANGE ARE HELD IS NOT INCLUDED WHEN THE AMOUNT OF THE CONTINGENT DEFERRED SALES CHARGE IS CALCULATED.

Neither a contingent deferred sales charge nor a front-end sales load will be imposed if a shareholder who has entered a Fund under the Large Purchase Exemption exchanges shares between Funds of the Company or Time Horizon Funds. However, shares acquired in the exchange will remain subject to the contingent deferred sales charge discussed above. The contingent deferred sales charge is calculated as a percentage of the lesser of the current market value or the cost of the shares being redeemed. This means that this charge will not be imposed upon increases in net asset value above the initial purchase price or upon reinvested dividends. In determining whether a contingent deferred sales charge is applicable to a redemption of such shares, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of your holdings of shares above the total amount of payments for the purchase of shares during the preceding 2 years; then of amounts representing the cost of shares held beyond the applicable contingent deferred sales charge period; and finally, of amounts representing the cost of the shares held for the longest period of time.

An investment in the Fund automatically entitles you to use this Privilege, unless you indicate on the Account Application or in a subsequent letter to the Transfer Agent that you do not wish to use this Privilege.

Fund shares being exchanged must have a current value of at least $500 and are subject to the minimum initial investment requirements of the particular fund into which the exchange is being made. You may obtain prospectuses regarding the funds into which you wish to make an exchange from your Service Organization or the Fund's distributor.

You may provide exchange instructions by telephone by calling the Transfer Agent at 800-346-2087. (See the section below entitled "What Is TeleTrade?" for a description of the Company's policy regarding responsibility for telephone instructions.) You may also send exchange instructions in writing by following directions set forth previously under "How to Sell Shares."

An exchange is considered a sale of shares of a Fund and the purchase of shares of another Fund and may result in a capital gain or loss for federal income tax purposes.

If you would like more information on making an exchange, please read the Statement of Additional Information and consult your Service Organization or the Fund's distributor.

The Fund reserves the right to reject any exchange request and the Exchange Privilege may be modified or terminated at any time. At least 60 days' notice of any material modification to or termination of the Exchange Privilege will be given to shareholders except where notice is not required under the regulations of the Securities and Exchange Commission.


                               WHAT IS TELETRADE?

TELETRADE IS A SERVICE WHICH ALLOWS YOU TO AUTHORIZE ELECTRONIC TRANSFERS OF MONEY TO PURCHASE SHARES IN OR REDEEM SHARES FROM AN ESTABLISHED FUND ACCOUNT. THE SERVICE MAY BE USED LIKE AN "ELECTRONIC CHECK" TO MOVE MONEY BETWEEN AN ACCOUNT AT A FINANCIAL INSTITUTION AND A FUND ACCOUNT WITH A SINGLE TELEPHONE CALL.

Purchase and redemption proceeds with respect to TeleTrade transactions will be transferred between your Fund account and the checking, NOW or bank money market account designated by you. Only an account maintained at a domestic financial institution that is an Automated Clearing House member may be so designated. TeleTrade purchases will be effected at the public offering price next determined after the Transfer Agent receives payment for the transaction. Redemption proceeds will be on deposit in your account at your financial institution generally two business days after the redemption request is received by the Transfer Agent. You may also request receipt of your redemption proceeds by check, which will only be payable to the registered owners of your Fund account and will be sent only to the address of record.

You should note that the Transfer Agent may act upon a telephone redemption request (including a telephone wire redemption request) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Neither the Company nor any of its service contractors will be liable for any loss or expense caused by acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Company will use such procedures as are considered reasonable, including requesting certain personal or account information to confirm the identity of the shareholder. If you should experience difficulty in contacting the Transfer Agent to place telephone redemptions (including telephone wire redemptions), for example because of unusual market activity, you are urged to consider redeeming your shares by mail or in person.

The Company may modify the TeleTrade Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.


                   CAN I ARRANGE TO HAVE AUTOMATIC INVESTMENTS
                            MADE ON A REGULAR BASIS?

YOU MAY ARRANGE, THROUGH THE AUTOMATIC INVESTMENT PROGRAM, FOR SYSTEMATIC INVESTMENTS IN YOUR FUND ACCOUNT IN AMOUNTS OF $50 OR MORE BY DIRECTLY DEBITING YOUR ACCOUNT AT YOUR FINANCIAL INSTITUTION. At your option, your checking, NOW or bank money market account designated by you will be debited in the specified amount, and Fund shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only accounts maintained at a domestic financial institution which permits automatic withdrawals and is an Automated Clearing House member are eligible. The Automatic Investment Program is one means by which you may use Dollar Cost Averaging in making investments.


                          WHAT IS DOLLAR COST AVERAGING
                           AND HOW CAN I IMPLEMENT IT?

DOLLAR COST AVERAGING INVOLVES INVESTING A FIXED DOLLAR AMOUNT AT REGULAR PREDETERMINED INTERVALS. BECAUSE MORE SHARES ARE BOUGHT DURING PERIODS WITH LOWER SHARE PRICES AND FEWER SHARES ARE BOUGHT WHEN THE PRICE IS HIGHER, YOUR AVERAGE COST PER SHARE MAY BE REDUCED. You may also implement Dollar Cost Averaging on your own initiative or through other entities.

In order to be effective, Dollar Cost Averaging should be followed on a sustained, consistent basis. You should be aware, however, that shares bought using Dollar Cost Averaging are made without regard to their price on the day of investment or to market trends. In addition, while you may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price.

To establish an Automatic Investment Account that uses the Dollar Cost Averaging method, check the appropriate box and supply the necessary information on the Account Application or in a subsequent written request to the Transfer Agent.

You may cancel this Privilege or change the amount of purchase at any time by mailing written notification to the Transfer Agent.

Notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee, although no such fee currently is contemplated.


                       CAN I ARRANGE PERIODIC WITHDRAWALS?

IF YOU ARE A SHAREHOLDER WITH A FUND ACCOUNT VALUED AT $5,000 OR MORE, YOU MAY WITHDRAW AMOUNTS IN MULTIPLES OF $50 FROM YOUR ACCOUNT ON A MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL BASIS THROUGH THE AUTOMATIC WITHDRAWAL PLAN.

At your option, monthly, quarterly, semi-annual or annual withdrawals will be made on either the first or fifteenth day of the particular month selected. To participate in this Plan, check the appropriate box and supply the necessary information on the Account Application or in a subsequent signature guaranteed written request to the Transfer Agent. Purchases of additional shares concurrently with withdrawals are ordinarily not advantageous because of the Fund's sales load. Use of this Plan may also be disadvantageous for B Shares or A Shares subject to the Large Purchase Exemption due to the potential need to pay a contingent deferred sales charge.



                   CAN MY DIVIDENDS FROM THE FUND BE INVESTED
                                 IN OTHER FUNDS?

You may elect to have your dividends, capital gains distributions, or both ("distribution proceeds") received from a non-retirement Fund account automatically invested in shares of any other investment portfolio of the Company, or in like shares of any Time Horizon Fund, provided such shares are held in a non-retirement account. To participate in this program, known as the Directed Distribution Plan, check the appropriate box and supply the necessary information on the Account Application or subsequently send a written request to the Transfer Agent. Participants in the Directed Distribution Plan are subject to the minimum initial investment requirements of the particular fund involved. Investments will be made at a price equal to the net asset value of the purchased shares next determined after receipt of the distribution proceeds by the Transfer Agent.

There are no subsequent investment requirements for accounts to which distribution proceeds are directed nor are service fees currently charged for effecting these transactions.


                   IS THERE A SALARY DEDUCTION PLAN AVAILABLE?

YOU MAY PURCHASE FUND SHARES BY HAVING PAYMENTS AUTOMATICALLY DEPOSITED INTO YOUR FUND ACCOUNT (MINIMUM OF $50 AND MAXIMUM OF $50,000 PER TRANSACTION) IF YOU RECEIVE A FEDERAL SALARY, SOCIAL SECURITY OR CERTAIN VETERAN'S, MILITARY OR OTHER PAYMENTS FROM THE FEDERAL GOVERNMENT. Subject to these limitations, you may deposit as much of your payments as you wish.

For instructions on how to enroll in this Direct Deposit Program, call the Transfer Agent at 800-346-2087.

Note: Death or legal incapacity will terminate participation in the Program. You may also choose at any time to terminate your participation by notifying the appropriate federal agency in writing. Further, the Fund may terminate your participation after 30 days' notice.

--------------------------------------------------------------------------------

                            THE BUSINESS OF THE FUND

--------------------------------------------------------------------------------


FUND MANAGEMENT

The business affairs of Pacific Horizon Funds, Inc. are managed under the general supervision of its Board of Directors. Information about the Directors and Officers of the Company is included in the Statement of Additional Information under "Management."

EXPENSES

Operating expenses borne by the Fund include taxes, fees and expenses of the directors and officers, administration, custodial and transfer agency fees, certain insurance premiums, outside auditing and legal expenses, cost of shareholder reports and meetings and any extraordinary expenses. Fund expenses also include Securities and Exchange Commission fees, state securities qualification fees, cost of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and certain shareholder servicing fees. Except as noted in this Prospectus, the service contractors bear all expenses in connection with the performance of their services, and the Fund bears the expenses incurred in its operations.


SERVICE PROVIDERS

INVESTMENT ADVISER

Bank of America serves as Investment Adviser of the Fund. Bank of America is a subsidiary of BankAmerica Corporation, a registered bank holding company. Its principal offices are located at 555 California Street, San Francisco, California 94104.

Formed in 1904, Bank of America is a national banking association that provides commercial banking and trust business through an extensive system of branches across the western United States. Bank of America's principal banking affiliates operate branches in ten U.S. states as well as corporate banking, business credit and thrift offices in major U.S. cities. In addition, it has branches, corporate offices and representative offices in 36 foreign countries.

In its advisory agreement, Bank of America has agreed to manage the Fund's investments and to be responsible for, place orders for, and make decisions with respect to, all purchases and sales of the Fund's securities. The advisory agreement also provides that Bank of America may, in its discretion, provide advisory services through its own employees or employees of one or more of its affiliates that are under the common control of Bank of America's parent, BankAmerica Corporation, provided such employees are under the management of Bank of America. Bank of America may also employ a sub-adviser provided that Bank of America remains fully responsible to the Fund for the acts and omissions of the sub-adviser.

Portfolio management services for the Fund are conducted by the Fixed Income Division of the Investment Management Services Group of Bank of America, and no one person is primarily responsible for making recommendations to that Committee.

For the services provided and expenses assumed under the advisory agreement, Bank of America is entitled to receive a fee at the annual rate of 0.25% of the Fund's average daily net assets. This amount may be reduced pursuant to undertakings by Bank of America. (See the information below under "Fee Waivers").

In addition, Bank of America and its affiliates may be entitled to fees under the Shareholder Services Plan, and Distribution and Services Plan as described under "Plan Payments" below, and may receive fees charged directly to their accounts in connection with investments in Fund shares.


ADMINISTRATOR

Concord Holding Corporation ("Concord") serves as Administrator of the Fund. Concord is an indirect, wholly owned subsidiary of The BISYS Group, Inc. Its offices are located at 3435 Stelzer Road, Columbus, OH 43219-3035.

Under its administration agreements with the Company, Concord has agreed to: pay the costs of maintaining the offices of the Company; provide a facility to receive purchase and redemption orders; provide statistical and research data, data processing services and clerical services; coordinate the preparation of reports to shareholders of the Fund and the Securities and Exchange Commission; prepare tax returns; maintain the registration or qualification of the Fund's shares for sale under state securities laws; maintain books and records of the Fund; calculate the net asset value of the Fund; calculate the dividends and capital gains distributions paid to shareholders; and generally assist in all aspects of the operations of the Fund.

For its services as administrator, Concord is entitled to receive an administration fee from the Fund at the annual rate of 0.20% of the Fund's average daily net assets. These amounts may be reduced pursuant to undertakings by Concord. (See the information below under "Fee Waivers".)

DISTRIBUTOR

The Fund's shares are sold on a continuous basis by Concord Financial Group, Inc. (the "Distributor"). The Distributor is an indirect, wholly owned subsidiary of The BISYS Group, Inc. and is located at 3435 Stelzer Road, Columbus, OH 43219-3035.

CUSTODIAN AND TRANSFER AGENT

PNC Bank, National Association, Broad and Chestnut Streets, Philadelphia, PA 19101 serves as the Custodian of the Fund. BISYS Fund Services, Inc. is the transfer and dividend disbursing agent of the Fund and is located at 3435 Stelzer Road, Columbus, OH 43219-3035.

FEE WAIVERS

Except as noted in this Prospectus, the service contractors bear all expenses in connection with the performance of their services, and the Fund bears the expenses incurred in its operations. Expenses can be reduced by voluntary fee waivers and expense reimbursements by Bank of America and other service providers as well as by certain expense limitations imposed by state securities regulators. Periodically, during the course of the Fund's fiscal year, Bank of America, Concord and/or the Distributor may prospectively choose not to receive fee payments and/or may assume certain Fund expenses as a result of competitive pressures and in order to preserve and protect the business and reputation of Concord and Bank of America. However, the service providers retain the ability to discontinue such fee waivers and/or expense reimbursements at any time.


--------------------------------------------------------------------------------

                                 TAX INFORMATION
                 YOU WILL BE ADVISED AT LEAST ANNUALLY REGARDING
         THE FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS
        MADE TO YOU. YOU SHOULD SAVE YOUR ACCOUNT STATEMENTS BECAUSE THEY
      CONTAIN INFORMATION YOU WILL NEED TO CALCULATE YOUR CAPITAL GAINS OR
        LOSSES UPON YOUR ULTIMATE SALE OR EXCHANGE OF SHARES IN THE FUND.

--------------------------------------------------------------------------------

As with any investment, you should consider the tax implications of an investment in the Fund. The following is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders. Consult your tax adviser with specific reference to your own tax situation.

FEDERAL TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"), for the current taxable year, as well as in future years as long as such qualification is in the best interests of its shareholders. As a result of this qualification, the Fund generally is not required to pay federal income taxes to the extent its earnings are distributed in accordance with the Code.

Distributions (whether received in cash or additional shares) derived from ordinary income and/or the excess of net short-term capital gains over net long-term capital loss are taxable to you as ordinary income. It is not anticipated that any such distribution from the Fund will qualify for the dividends received deduction allowed to corporations.

Any distribution you receive comprised of the excess of net long-term capital gains over net short-term capital losses ("capital gain dividend") will be taxed as a long-term capital gain no matter how long you have held Fund shares.

A distribution paid to you by the Fund in January of a particular year will be deemed for tax purposes to have been received by you on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a specified date in October, November or December of that preceding year. If you are considering buying shares of the Fund on or just before the record date of a dividend, you should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to you.

You may realize a taxable capital gain (or loss) upon redemption or exchange of Fund shares, depending upon the tax basis of your shares and their price at the time of such redemption or exchange. If you hold Fund shares for six months or less and during that time receive a capital gain dividend on those shares, any loss realized on the sale or exchange of those shares will be treated as a long-term capital loss to the extent of the capital gain dividend.

Generally, you may include sales loads incurred in the purchase of Fund shares in your tax basis when determining your gain (or loss) on a redemption or exchange of these shares. However, if you exchange such shares for shares of another investment portfolio of the Company within 90 days of the purchase and are able to reduce the sales load on the new shares through the Exchange Privilege, the reduction may not be included in the tax basis of your exchanged shares for the purpose of calculating your gain or loss from the exchange. It may be included in the tax basis of the new shares, subject to this same limitation.

STATE AND LOCAL TAXES

A substantial portion of the dividends that you receive are derived from the Fund's investments in U.S. Government obligations. These dividends may not be entitled to the same exemptions from state and local taxes that would have been available if you had purchased U.S.Government obligations directly. Because state and local taxes may be different from the federal taxes described above, you should consult your tax adviser regarding these taxes.

--------------------------------------------------------------------------------

                              MEASURING PERFORMANCE
 THE FUND'S PERFORMANCE MAY BE QUOTED IN TERMS OF AVERAGE ANNUAL TOTAL RETURN, AGGREGATE TOTAL RETURN AND YIELD. PERFORMANCE INFORMATION IS HISTORICAL AND IS
                    NOT INTENDED TO INDICATE FUTURE RESULTS.

--------------------------------------------------------------------------------

Average annual total return reflects the average annual percentage change in value of an investment in the Fund over the period being measured, while aggregate total return reflects the total percentage change in value over the period being measured. Yield measures the net income of the Fund over a specified 30-day period.

Periodically, the Fund's total return (calculated on an average annual total return and/or an aggregate total return basis for various periods) and yield may be quoted in advertisements or in communications to shareholders. Both methods of calculating total return assume dividends and capital gains distributions made by the Fund during the period are reinvested in Fund shares, and include the maximum front-end sales load for A Shares and the applicable contingent deferred sales charge for B Shares. The Fund may also advertise total return data without reflecting the sales load imposed on the purchase of Fund shares in accordance with the rules of the Securities and Exchange Commission. Quotations that do not reflect the sales load will, of course, be higher than quotations that do reflect sales loads.

The Fund calculates its yield by dividing its net income per share (which may differ from the net income per share used for accounting purposes) during a 30-day (or one month) period by the maximum offering price per share on the last day of the measuring period, and then annualizing the result on a semi-annual basis. The 30-day or one month measuring period will be identified along with any yield quotation to which it relates.

The Fund may compare its total return and yield to that of other mutual funds with similar investment objectives and to bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance. For example, the Fund's total return may be compared to data prepared by: Lipper Analytical Services, Inc.; Donoghue's Money Fund Report; Mutual Fund Forecaster; Morningstar; Micropal; Wiesenberger Investment Companies Services; or CDA Investment Technologies, Inc.

Total return data as reported in national financial publications such as Money, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing Fund performance. The Fund's total return also may be compared to indices such as: the Dow Jones Industrial Average; the Standard & Poor's 500 Stock Index; the Shearson Lehman Bond Indexes; or the Consumer Price Index.

Since the Fund's performance will fluctuate, it should not be compared with bank deposits, savings accounts and similar investments that often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments in a portfolio, portfolio maturity, operating expenses and market conditions. Not included in the Fund's calculations of total return and yield are fees charged by Bank of America and Service Organizations directly to their customer accounts in connection with investments in the Fund (e.g. account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income).


--------------------------------------------------------------------------------

                              DESCRIPTION OF SHARES
 THE COMPANY IS A MARYLAND CORPORATION THAT WAS ORGANIZED ON OCTOBER 27, 1982.

--------------------------------------------------------------------------------


ABOUT THE COMPANY

THE COMPANY'S CHARTER AUTHORIZES THE BOARD OF DIRECTORS TO ISSUE UP TO TWO HUNDRED BILLION FULL AND FRACTIONAL SHARES OF CAPITAL STOCK ($.001 PAR VALUE PER SHARE) AND TO CLASSIFY AND RECLASSIFY ANY AUTHORIZED AND UNISSUED SHARES INTO ONE OR MORE CLASSES OF SHARES.

The Board of Directors has authorized the issuance of 40 million shares of Class U Common Stock, 60 million shares of Class U -- Special Series 3 Common Stock, representing interests in the Fund; and 50 million shares of Class U -- Special Series 5 Common Stock and additional classes of shares representing interests in other investment portfolios of the Company. Class U Common Stock are "A" Shares, Class U -- Special Series 3 Common Stock are "B" Shares and Class U -- Special Series 5 Common Stock are "K" shares. As of the date of this prospectus, K shares have not been offered to the public. The Board of Directors may similarly classify or reclassify any class of shares (including unissued Class U Common Stock or Class U -- Special Series 3 Common Stock) into one or more series. For more information about the Company's other portfolios, contact the Company at the telephone number listed on the inside cover page.

Shares representing interests in the Fund are entitled to participate in the dividends and distributions declared by the Board of Directors and in the net distributable assets of the Fund upon liquidation. Fund shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Fund shares will be fully paid and non-assessable.

VOTING RIGHTS

SHAREHOLDERS ARE ENTITLED TO ONE VOTE FOR EACH FULL SHARE HELD AND FRACTIONAL VOTES FOR FRACTIONAL SHARES HELD. Fund shares have cumulative voting rights to the extent that may be required by applicable law. Additionally, shareholders will vote in the aggregate and not by class or series, except as required by law (or when permitted by the Board of Directors). Only A Shares will vote on matters relating solely to A Shares, and B Shares will vote on matters relating solely to B Shares. The Fund does not presently intend to hold annual meetings of shareholders to elect directors or for other business unless and until such time as less than a majority of the directors holding office has been elected by the shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. Under certain circumstances, however, shareholders have the right to call a shareholder meeting to consider the removal of one or more directors. Such meetings will be held when requested by the shareholders of 10% or more of the Company's outstanding shares of common stock. The Fund will assist in shareholder communications in such matters to the extent required by law and the Company's undertaking with the Securities and Exchange Commission.


--------------------------------------------------------------------------------
                                  PLAN PAYMENTS
        THE COMPANY HAS ADOPTED A SHAREHOLDER SERVICES PLAN (THE "PLAN")
         FOR A SHARES AND A DISTRIBUTION AND SERVICES PLAN FOR B SHARES.
--------------------------------------------------------------------------------

The Company has adopted a Shareholder Services Plan for A Shares, under which the A Shares of the Fund reimburse the Distributor for shareholder servicing fees the Distributor pays to Service Organizations. The Company has also adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act, under which the B Shares of the Fund reimburse the Distributor for services rendered and costs incurred in connection with distribution of the B Shares and for shareholder servicing fees the Distributor pays to Service Organizations.

SHAREHOLDER SERVICES PLAN

Shareholder servicing expenses include expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for support services for the beneficial owners of Fund shares, such as: establishing and maintaining accounts and records relating to the Service Organization's clients who invest in Fund shares; assisting those clients in processing exchange and redemption requests and in changing dividend options and account designations; and responding to inquiries from clients concerning their investments.

Under the Plan, payments by the Fund for shareholder servicing expenses may not exceed 0.25% (annualized) of the average daily net assets of the Fund's A Shares. Excluded from this calculation, however, are all shares acquired via a transfer of assets from trust and agency accounts at Bank of America. This amount may be reduced pursuant to undertakings by the Distributor.

If in any month the Distributor is due more monies than are immediately payable because of the percentage limitation described above, the unpaid amount is "carried forward" from month to month while the Plan is in effect until such time when it may be paid. However, any "carried forward" amounts will not be payable beyond the fiscal year during which the amounts are accrued. No interest, carrying or other finance charge is borne by the Fund with respect to the amount "carried forward."

The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. If a bank were prohibited from acting as a Service Organization, its shareholder clients would be permitted to remain Company shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Company might occur and a shareholder serviced by such bank might no longer be able to avail itself of the automatic investment or other services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

DISTRIBUTION AND SERVICES PLAN

Under the Distribution and Services Plan, the Fund pays the Distributor for distribution expenses primarily intended to result in the sale of the Fund's B Shares and for shareholder servicing expenses. Such distribution expenses include expenses incurred in connection with advertising and marketing the Fund's B Shares; payments to Service Organizations for assistance in connection with the distribution of B Shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Fund (except those used for regulatory purposes, for solicitation or distribution to existing or potential A shareholders, or for distribution to existing B shareholders of the
Fund) and in implementing and operating the Distribution and Services Plan.

Shareholder servicing expenses under the Distribution and Services Plan include, but are not limited to, expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for the provision of support services with respect to the beneficial owners of B Shares, such as assisting clients in processing exchange and redemption requests and in changing dividend options and account descriptions and responding to client inquiries concerning their investments.

Under the Distribution and Services Plan, payments by the Fund for distribution expenses may not exceed 0.75% (annualized), of the average daily net assets of the Fund's B Shares. Under the Distribution and Services Plan, payments for shareholder servicing expenses may not exceed 0.25% (annualized) of the average daily net assets of the Fund's B Shares. These amounts may be reduced pursuant to undertakings by the Distributor. Payments for distribution expenses under the Distribution and Services Plan are subject to Rule 12b-1 under the 1940 Act.

The Company will obtain a representation from the Service Organizations (and from Bank of America and Concord) that they are or will be licensed as dealers as required by applicable law or will not engage in activities which would require them to be so licensed.

              ----------------------------------------------------

                           PACIFIC HORIZON FUNDS, INC.

                           SHORT TERM GOVERNMENT FUND

                              CROSS REFERENCE SHEET

                        --------------------------------


PART B
ITEM NO.                                                             HEADING
--------                                                             -------
10.     Cover Page.................................................  Cover Page

11.     Table of Contents..........................................  Table of Contents

12.     General Information and History............................  The Company

13.     Investment Objectives and Policies.........................  Investment Objectives and
                                                                     Policies

14.     Management of the Fund.....................................  Management

15.     Control Persons and Principal Holders
         of Securities.............................................  Management ; General
                                                                     Information

16.     Investment Advisory and Other Services ....................  Management ; General
                                                                     Information

17.     Brokerage Allocation and Other Practices...................  Investment Objective and
                                                                     Policies - Portfolio
                                                                     Transactions

18.     Capital Stock and Other Securities.........................  General Information -
                                                                     Description of Shares

19.     Purchase, Redemption and Pricing of
        Securities Being Offered...................................  Additional Purchase and
                                                                     Redemption Information

20.     Tax Status.................................................  Additional Information
                                                                     Concerning Taxes

21.     Underwriters...............................................  Management - Distributor  and
                                                                     Plan Payments

22.     Calculation of Performance Data............................  Performance Information



Part C

Information to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                           PACIFIC HORIZON FUNDS, INC.
                                 (THE "COMPANY")
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                           SHORT-TERM GOVERNMENT FUND



                                January 31, 1997


                                TABLE OF CONTENTS




                                                                           PAGE
                                                                           ----
THE COMPANY.............................................................      2
INVESTMENT OBJECTIVE AND POLICIES.......................................      2
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................     14
ADDITIONAL INFORMATION CONCERNING TAXES.................................     22
MANAGEMENT..............................................................     25
PERFORMANCE INFORMATION.................................................     40
GENERAL INFORMATION.....................................................     45
FINANCIAL STATEMENTS....................................................     55
APPENDIX A..............................................................    A-1


         This Statement of Additional Information applies to the A and B Shares of the Pacific Horizon Short-Term Government Fund (the "Fund") of the Company. This Statement of Additional Information is meant to be read in conjunction with the Prospectus dated July 30, 1996, as it may from time to time be revised (the "Prospectus"), and is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in either A or B Shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus relating to the Fund may be obtained by calling Concord Financial Group, Inc. at 800-332-3863. Capitalized terms used but not defined herein have the same meaning as in the Prospectus.

                                   THE COMPANY


                  The Company was organized on October 27, 1982 as a Maryland corporation. The Fund commenced operations on August 2, 1996 by offering a single series of shares known as A Shares. As of the date of this Statement of Additional Information, no B Shares were issued or outstanding.


                  The Company also offers other investment portfolios which are described in separate Prospectuses and Statements of Additional Information. For information concerning these other portfolios contact the Distributor at the telephone number stated on the cover page of this Statement of Additional Information.

                        INVESTMENT OBJECTIVE AND POLICIES


                  The Prospectus describes the investment objective of the Fund. The following information supplements and should be read in conjunction with the descriptions of the investment objective and policies in the Prospectus.


PORTFOLIO TRANSACTIONS

                  The portfolio turnover rate described in the Prospectus is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Company to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions.

                  Subject to the general control of the Company's Board of Directors, Bank of America National Trust and Savings Association ("Bank of America" or the "investment adviser") is responsible for, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities for the Fund.

                  There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. Purchases and sales of portfolio securities for the Fund are normally principal transactions without brokerage commissions.

                  In executing portfolio transactions and selecting brokers or dealers, it is the Fund's policy to seek the best overall terms available. The Investment Advisory Agreement between the Fund and Bank of America provides that, in assessing the best overall terms available for any transaction, Bank of America shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Investment Advisory Agreement authorizes Bank of America, subject to the approval of the Board , to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of Bank of America to the Fund or the Company. Brokerage and research services may include: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; and (2) analyses and reports concerning industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.


                  It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Company or the Fund may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.


                  Brokerage and research services so received are in addition to and not in lieu of services required to be performed by Bank of America and do not reduce the advisory fee payable to Bank of America. Such services may be useful to Bank of America in serving both the Company, the Fund and other clients and, conversely, services obtained by the placement of business of other clients may be useful to Bank of America in carrying out its obligations to the Company and the Fund. In connection with its investment management services with respect to the Fund, Bank of America will not acquire certificates of deposit or other securities issued by it or its affiliates, and will give no preference to certificates of deposit or other securities issued by Service Organizations. In addition, portfolio securities in general will be purchased from and sold to affiliates of the Company, the Fund, Bank of America, the Distributor and their affiliates acting as principal, underwriter, syndicate member, market-maker, dealer, broker or in any similar capacity, provided such purchase, sale or dealing is permitted under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder.

                  The Fund may participate, if and when practicable, in bidding for the purchase of securities of the U.S. Government, its agencies, instrumentalities or sponsored enterprises directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice only when Bank of America, in its sole discretion, subject to guidelines adopted by the Board of Directors of the Company, believes such practice to be in the interest of the Fund.


                  To the extent permitted by law, Bank of America may aggregate the securities to be sold or purchased on behalf of the Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

                  The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Company as of the close of its most recent fiscal year. As of February 29, 1996: (a) the Treasury Fund held the following securities, Repurchase Agreement with Dean Witter, Reynolds, Inc. in the principal amount of $130,000,000; Repurchase Agreement with Goldman Sachs & Co. in the principal amount of $375,000,000; Repurchase Agreement with Merrill Lynch & Co., Inc. in the principal amount of $130,000,000; and Repurchase Agreement with Morgan Stanley, Inc. in the principal amount of $130,000,000; (b) the Government Fund held the following securities, Repurchase Agreement with Morgan Stanley Group in the principal amount of $20,000,000; (c) the Prime Fund held the following securities, Merrill Lynch & Co., Inc. commercial paper in the principal amount of $50,000,000; Bear Stearns Cos., Inc. monthly variable rate obligation in the principal amount of $100,000,000; Merrill Lynch & Co., Inc. monthly variable rate obligation in the principal amount of $50,000,000; Merrill Lynch & Co., Inc. quarterly variable rate obligation in the principal amount of $50,000,000; Merrill Lynch & Co., Inc. quarterly variable rate obligation in the principal amount of $50,000,000; Dean Witter Discover & Co. quarterly variable rate obligation in the principal amount of $50,000,000; Goldman Sachs Group L.P. master note in the principal amount of $220,000,000; Morgan Stanley Group, Inc. master note in the principal amount of $200,000,000, Repurchase Agreement with Dean Witter Reynolds, Inc. in the principal amount of $105,000,000; Repurchase Agreement with Morgan Stanley Group, Inc. in the principal amount of $105,000,000; Repurchase Agreement with Morgan Stanley Group, Inc. in the principal amount of $105,000,000; (d) the U.S. Government Securities Fund held the following securities, Merrill Lynch & Co., Inc. commercial paper in the principal amount of $3,000,000; (e) the Corporate Bond master portfolio held the following securities, Goldman Sachs Group LP corporate obligation in the principal amount of $1,500,000; and Lehman Brothers corporate obligation in the principal amount of $1,000,000; (f) the Intermediate Bond master portfolio held the following securities, Morgan Stanley Group medium term note in the amount of $2,000,000 and Merrill Lynch Mtg. Inv. Inc. $16,000; (g) the Blue Chip master portfolio held the following securities, Dean Witter common stock in the principal amount of $2,821,875; and (h) the Asset Allocation master portfolio held the following securities, Dean Witter common stock in the principal amount of $1,085,750; Lehman Brothers corporate obligations in the principal amount of $1,000,000; Morgan Stanley Group medium term note in the principal amount of $1,500,000; Merrill Lynch & Co., Inc. collateralized mortgage obligation in the principal amount of $8,000; and Merrill Lynch commercial paper in the principal amount of $3,500,000.


                  Merrill Lynch & Co., Inc., Goldman, Sachs & Co., Bear Stearns Co., Inc., Morgan Stanley & Co. Incorporated, Lehman Brothers, Inc., Dean Witter Reynolds, Inc. and Paine Webber are considered to be regular brokers and dealers of the Company.


TYPES OF OBLIGATIONS, INVESTMENT RISKS, AND OTHER INVESTMENT
INFORMATION

                  The following discussion supplements the descriptions of such investments in the Prospectus.


         REPURCHASE AGREEMENTS. The Fund is permitted to enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy subject to the seller's agreement to repurchase and the agreement of the Fund to resell such securities at a mutually agreed upon date and price. Repurchase agreements maturing in more than seven days are considered illiquid investments and investments in such repurchase agreements along with any other illiquid securities will not exceed 10% of the value of the net assets of the Fund. Although securities subject to a repurchase agreement may bear maturities exceeding ten years, the Fund intends to only enter into repurchase agreements having maturities not exceeding 60 days. The Fund is not permitted to enter into repurchase agreements with Bank of America or its affiliates, and will give no preference to repurchase agreements with Service Organizations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Fund's custodian or sub-custodian or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to deliver instruments the value of which is 102% of the repurchase price (excluding accrued interest), provided that notwithstanding such requirement, the investment adviser shall require that the value of the collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, shall be equal to or greater than the resale price (including interest) provided in the agreement. If the seller defaulted on its repurchase obligation, the Fund would suffer a loss because of adverse market action or to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         U.S. GOVERNMENT OBLIGATIONS. The Fund makes investments in U.S. Government obligations. Treasury bills have maturities of one year or less, Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of more than ten years.


         WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. The Fund may agree to purchase securities on a "when-issued," and "forward commitment" or "delayed settlement" basis. When the Fund agrees to purchase securities on a "when issued," forward commitment or delayed settlement basis, its custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the commitment. It may be expected that the net assets of the Fund will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. The Fund does not intend to engage in these transactions for speculative purposes but primarily in order to hedge against anticipated changes in interest rates. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, its liquidity and the ability of the investment adviser to manage it may be affected in the event the forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 25% of the value of the Fund's assets.


                  The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

                  When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  The market value of the securities underlying a when issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         FUTURES. The Fund may purchase and sell futures contracts on U.S. Government Securities, mortgage-related securities and Euro-dollar securities (as well as purchase related options). A futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value of a specified obligation at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities is normally made. The Fund may not purchase or sell futures contracts and purchase related options unless immediately after any such transaction the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and losses on the Fund's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase. An option to buy a futures contract is "in-the-money" if the then current purchase price of the contract that is subject to the option is less than the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then current purchase price of the contract that is the subject of the option. In connection with a futures transaction, unless the transaction is covered in accordance with SEC positions, the Fund will maintain a segregated account with its custodian or sub-custodian consisting of cash or liquid high grade debt securities equal to the entire amount at risk (less margin deposits) on a continuous basis.

                  Successful use of futures contracts by the Fund is subject to Bank of America's ability to predict correctly movements in the direction of interest rates. There are several risks in connection with the use of futures contracts by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures contract. If the price of the futures contract moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

                  It is also possible that, where the Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value in its portfolio securities.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contract and the securities being hedged, the price of futures contracts may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movement in the cash market and movements in the price of futures contracts, a correct forecast of general market trends or interest rate movements by Bank of America may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The liquidity of a secondary market in a futures contract may in addition be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

                  Options on Futures Contracts. The acquisition of put and call options on a futures contract will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.



                  The Fund will engage in the purchase and sale of futures contracts and options on such futures contracts primarily to hedge its portfolio against changes in interest rates. The Fund may buy adjustable rate mortgage securities ("ARMs") which frequently have embedded caps which limit how high the interest rates of the ARMs may rise over periods of time. In order to hedge against changes in market value caused by the embedded caps in the ARMs, the Fund may engage in futures and related options contracts.

                  For additional information concerning Futures and options thereon, please see Appendix A to this Statement of Additional Information.


                  MORTGAGE-RELATED SECURITIES. The Fund may purchase mortgage-backed securities that are secured by entities, including but not limited to, the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.


                  There are a number of important differences among the agencies, instrumentalities and sponsored enterprises of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA guaranteed Mortgage Pass-Through

Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  The Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMIC") pass-through or participation certificates ("REMIC Certificates"). These multiple class securities may be issued by U.S. Government agencies, instrumentalities or sponsored enterprises, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Fund does not intend to purchase residual interests.

                  Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

                  Additional structures of CMOs or REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

                  FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

                  For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates ("Pcs"). Pcs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on Pcs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain Pcs, referred to as "Gold Pcs."

ADDITIONAL INFORMATION


                  The investment adviser's own investment portfolios may include bank certificates of deposit, bankers' acceptances, corporate debt obligations, equity securities and other investments any of which may also be purchased by the Fund. The Fund may also invest in securities, interests or obligations of companies or entities which have a deposit, loan, commercial banking or other business relationship with Bank of America or any of its affiliates (including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities purchased by the Fund).


OTHER INVESTMENT LIMITATIONS


         The investment objective of the Fund is fundamental. The Prospectus for the Fund sets forth certain fundamental policies that may not be changed with respect to the Fund without the affirmative vote of the holders of the majority of the Fund's outstanding shares (as defined below under "GENERAL INFORMATION -Miscellaneous"). The following is a complete list of fundamental policies which may not be changed for the Fund without such a vote of shareholders.


                  THE FUND MAY NOT:

                  1. Purchase securities (except securities issued by the U.S. Government, its agencies or instrumentalities) if, as a result more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of its total assets may be invested without regard to this 5% limitation; provided that all of the assets of the Fund may be invested in another investment company.

                  2. Underwrite the securities of other issuers, provided that all of the assets of the Fund may be invested in another investment company.

                  3. Purchase or sell real estate, except that the Fund may, to the extent appropriate to its investment objective, invest in securities and instruments guaranteed by agencies or instrumentalities of the U.S. Government, and securities issued by companies which invest in real estate or interests therein.

                  4. Purchase securities on margin (except for such short-term credits as may be necessary for the clearance of transactions), make short sales of securities or maintain a short position. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

                  5. Purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs. This restriction shall not apply to securities issued by companies which purchase or sell commodities or commodity contracts or which invest in such programs, or to futures contracts or options on futures contracts.

                  6. Purchase securities of other investment companies to the extent prohibited by the 1940 Act.

                  7. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (a) there is no limitation with respect to investments in obligations issued or guaranteed by the federal government and its agencies or instrumentalities; (b) each utility (such as gas, gas transmission, electric and telephone service) will be considered a single industry for purposes of this policy; and (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

                  8. Purchase securities of any issuer if as a result it would own more than 10% of the voting securities of such issuer; provided that all of the assets of the Fund may be invested in another investment company.

                  9. Borrow money for the purpose of obtaining investment leverage or issue senior securities (as defined in the 1940 Act), provided that the Fund may borrow from banks for temporary purposes in an amount not exceeding 10% of the value of the total assets of the Fund; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of such borrowing. This restriction shall not apply to (a) the sale of portfolio securities accompanied by a simultaneous agreement as to their repurchase, or (b) transactions in currency, options, futures contracts and options on futures contracts, or forward commitment transactions.

                  10. Make loans, except investments in debt securities and repurchase agreements.

                    *                   *                   *




                  If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  Information on how to purchase and redeem Fund shares, and how such shares are priced, is included in the Prospectus. Additional information is contained below.


                  Portfolio securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sale price or (if none is available) the mean between the current quoted bid and asked prices provided by investment dealers. Other securities and assets for which market quotations are not readily available are valued at their fair value using methods determined under the supervision of the Board . Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such basis does not represent fair value at the time. Under this method such securities are valued initially at cost on the date of purchase or, in the case of securities purchased with more than 60 days to maturity, are valued at their market or fair value each day until the 61st day prior to maturity. Thereafter, absent unusual circumstances, a constant proportionate amortization of any discount or premium is assumed until maturity of the security.


                  A pricing service may be used to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. In valuing securities the pricing service would normally take into consideration such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations for normal institutional-sized trading units of debt securities and would not rely on quoted prices. The methods used by the pricing service and the valuations so established will be utilized under the general supervision of the Board.

SUPPLEMENTARY PURCHASE INFORMATION

                  For the purpose of applying the Right of Accumulation or Letter of Intent privileges available to certain shareholders as described in the Prospectus, the scale of sales loads applies to purchases made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children; or a trustee or other fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code) although more than one beneficiary is involved; or "a qualified group" which has been in existence for more than six months and has not been organized for the purpose of buying redeemable securities of a registered investment company at a discount, provided that the purchases are made through a central administrator or a single dealer, or by other means which result in economy of sales effort or expense. A "qualified group" must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must be able to arrange for mailings to members at reduced or no cost to the Distributor. The value of shares eligible for the Right of Accumulation privilege may also be used as a credit toward completion of the Letter of Intent privilege. Such shares will be valued at their offering price prevailing on the date of submission of the Letter of Intent. Distributions on shares held in escrow pursuant to the Letter of Intent privilege will be credited to the shareholder, but such shares are not eligible for the Fund's Exchange Privilege.

                  The computation of the hypothetical offering price per share of an A Share for the Fund based on the value of the Fund's net assets on August 31, 1996 and the Fund's A Shares outstanding on such date is as follows:



                           SHORT-TERM GOVERNMENT FUND


                                                                      A SHARES
                                                                      --------
      Net Assets                                                   $   2,958,856

      Outstanding Securities                                             296,406

      Net Asset Value Per Share                                    $        9.98

      Sales Load, 4.50 percent
      of offering price (4.71 percent
      of net asset value per share)                                $        0.47

      Maximum Offering Price to Public                             $       10.45

                  On August 31, 1996, no B Shares of the Fund were issued and outstanding.



SUPPLEMENTARY REDEMPTION INFORMATION

                  Shares in the Fund for which orders for wire redemption are received on a business day before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) will be redeemed as of the close of regular trading hours on such Exchange and the proceeds of redemption (less any applicable contingent deferred sales charge on B Shares or A Shares subject to the Large Purchase Exemption) will normally be wired in federal funds on the next business day to the commercial bank specified by the investor on the Account Application (or other bank of record on the investor's file with the Transfer Agent). To qualify to use the wire redemption privilege, the payment for Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as designated on the Account Application (or other bank of record as described above). If the proceeds of a particular redemption are to be wired to another bank, the request must be in writing and signature guaranteed. Shares for which orders for wire redemption are received after the close of regular trading hours on the New York Stock Exchange or on a non-business day will be redeemed as of the close of regular trading hours on such Exchange on the next day on which shares of the Fund are priced and the proceeds (less any applicable contingent deferred sales charge on B Shares or A Shares subject to the Large Purchase Exemption) will normally be wired in federal funds on the next business day thereafter. Redemption proceeds (less any applicable contingent deferred sales charge on B Shares or A Shares subject to the Large Purchase Exemption) will be wired to a correspondent member bank if the investor's designated bank is not a member of the Federal Reserve System. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account. Proceeds of less than $1,000 will be mailed to the investor's address.


                  To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Company, c/o Pacific Horizon Funds, Inc., P.O. Box 80221, Los Angeles, California 90080-9909. Such request must be signed by each shareholder, with each signature guaranteed as described in the Prospectus. Guarantees must be signed by an authorized signatory and "signature guaranteed" must appear with the signature. The Transfer Agent may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.


SUPPLEMENTARY PURCHASE AND REDEMPTION INFORMATION

                  IN GENERAL. As described in the Prospectus, both A and B Shares may be purchased directly by the public, by clients of Bank of America through their qualified trust and agency accounts, or by clients of securities dealers, financial institutions (including banks) and other industry professionals, such as investment advisers, accountants and estate planning firms that have entered into service and/or selling agreements with the Distributor. (The Distributor, such institutions and professionals are collectively referred to as "Service Organizations.") Bank of America and Service Organizations may impose minimum customer account and other requirements in addition to those imposed by the Fund and described in the Prospectus. Purchase orders will be effected only on business days.

                  A Shares in the Fund are sold with a sales load, except for such exemptions as noted in the Prospectus. A Shares which are subject to the Large Purchase Exemption are subject to a contingent deferred sales charge. The contingent deferred sales charge discussed under the Large Purchase Exemption does not apply to A Shares under the Daily Advantage(R) or Advantage Plus(TM) Programs. These exemptions to the imposition of a sales load on A Shares are due to the nature of the investors and/or the reduced sales efforts that will be necessary in obtaining such investments. A Shares are also subject to a shareholder servicing fee. B Shares are sold without a front-end sales load, but are subject to a contingent deferred sales charge and an ongoing distribution and shareholder servicing fee. Service Organizations may be paid by the Distributor at the Company's expense for shareholder services. Depending on the terms of the particular account, Bank of America, its affiliates, and Service Organizations also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Bank of America or the particular Service Organization is responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

                  Persons or organizations wishing to purchase Company shares through their accounts at Bank of America or a Service Organization should contact such entity directly for appropriate instructions.

                  Initial purchases of shares into a new account may not be made by wire. However, persons wishing to make a subsequent purchase of Company shares into an already existing account by wire should telephone the Transfer Agent at (800) 346-2087. The investor's bank must be instructed to wire federal funds to the Transfer Agent, referring in the wire to the particular fund in which such investment is to be made; the investor's portfolio account number; and the investor's name.


                  The Transfer Agent may charge a fee to act as Custodian for IRAs, payment of which could require the liquidation of shares. B Shares and A Shares subject to the Large Purchase Exemption liquidated by the Transfer Agent as fees for custodial services to IRA accounts will not be subject to the contingent deferred sales charge. All fees charged are described in the appropriate form. Shares may be purchased in connection with these plans only by direct remittance to the Transfer Agent. Purchases for IRA accounts will be effective only when payments received by the Transfer Agent are converted into federal funds. Purchases for these plans may not be made in advance of receipt of funds.


                  For processing redemptions, the Transfer Agent may request further documentation from corporations, executors, administrators, trustees or guardians. The Transfer Agent will accept other suitable verification arrangements from foreign investors, such as consular verification.

                  Investors should be aware that if they have selected the TeleTrade Privilege, any request for a wire redemption will be effected as a TeleTrade transaction through the Automated Clearing House (ACH) system unless more prompt transmittal is specifically requested. Redemption proceeds of a TeleTrade transaction will be on deposit in the investor's account at the ACH member bank normally two business days after receipt of the redemption request.

                  EXCHANGE PRIVILEGE. Shareholders in the Pacific Horizon Family of Funds have an exchange privilege whereby they may exchange all or part of their shares for like shares of another investment portfolio in the Pacific Horizon Family of Funds or for like shares of an investment portfolio of Time Horizon Funds. In addition, shareholders of the Fund may exchange B Shares for Pacific Horizon Shares of the Pacific Horizon Prime Fund without the payment of any contingent deferred sales charge at the time the exchange is made. By use of the exchange privilege, the investor authorizes the Transfer Agent to act on telephonic, telegraphic or written exchange instructions from any person representing himself or herself to be the investor and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders. For federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares exchanged is more or less than his basis in such shares at the time of the transaction.

                  Exchange transactions described in Paragraphs A, B, C, D, E, F and G below will be made on the basis of the relative net asset values per share of the investment portfolios involved in the transaction.

         A. A Shares of any investment portfolio purchased with a sales load, as well as additional shares acquired through reinvestment of dividends or distributions on such shares, may be exchanged without a sales load for other A Shares of any other investment portfolio in the Pacific Horizon Family of Funds or for like shares of Time Horizon Funds.

         B. B Shares acquired pursuant to an exchange transaction will continue to be subject to a contingent deferred sales charge. However, B Shares that had been acquired through an exchange of B Shares may be exchanged for other B Shares or for like shares of Time Horizon Funds without the payment of a contingent deferred sales charge at the time of exchange. Except as noted in D below, in determining the holding period for calculating the contingent deferred sales charge payable on redemption of B Shares, the holding period of the shares originally held will be added to the holding period of the shares acquired through exchange.

         C. A Shares subject to the Large Purchase Exemption acquired pursuant to an exchange transaction will continue to be subject to any applicable contingent deferred sales charge. However, A Shares subject to the Large Purchase Exemption that have been acquired through an exchange of A Shares may be exchanged for other A Shares or for like shares of Time Horizon Funds without the payment of a contingent deferred sales charge at the time of exchange. In determining the holding period for calculating the contingent deferred sales charge payable on redemption of A Shares, the holding period of the shares originally held will be added to the holding period of the shares acquired through exchange.

         D. B Shares may be exchanged for Pacific Horizon Shares of the Pacific Horizon Prime Fund ("Prime Shares") without paying a contingent deferred sales charge. At the time of such an exchange, a shareholder's holding period for calculating the contingent deferred sales charge payable on redemption of B Shares of a Fund will cease to accumulate. If the shareholder subsequently exchanges the shares back into B Shares of a Fund, the holding period accumulation on the shares will resume as of the time when the exchange was made into the Prime Shares. In the event that a shareholder wishes to redeem Prime Shares acquired by exchange for B Shares of a Fund, the contingent deferred sales charge applicable to the accumulated B Shares of a Fund holding period prior to the exchange into the Prime Shares will be charged.

         E. A or B Shares of any investment portfolio in the Pacific Horizon Family of Funds or like shares of the Time Horizon Funds acquired by a previous exchange transaction involving shares on which a sales load has directly or indirectly been paid (e.g. A Shares purchased with a sales load or issued in connection with an exchange transaction involving A Shares that had been purchased with a sales load), as well as additional shares acquired through reinvestment of dividends or distributions on such shares, may be redeemed and the proceeds used to purchase without a sales load A or B Shares, as the case may be, of any other investment portfolio within 90 days of your redemption trade date. To accomplish an exchange transaction under the provisions of this paragraph, investors must notify the Transfer Agent of their prior ownership of shares and their account number.

         F. A Shares of any investment portfolio in the Pacific Horizon Family of Funds may be exchanged without a sales load for shares of any other investment portfolio in the Pacific Horizon Family of Funds that is offered without a sales load.

         G. A Shares of any investment portfolio in the Pacific Horizon Family of Funds purchased without a sales load may be exchanged without a sales load for A Shares in any other portfolio in the Pacific Horizon Family of Funds.

                  Except as stated above, a sales load will be imposed when shares of any investment portfolio in the Pacific Horizon Family of Funds that were purchased or otherwise acquired without a sales load are exchanged for A Shares of another investment portfolio in the Pacific Horizon Family or for like shares of Time Horizon Funds which are sold with a sales load.

                  Exchange requests received on a business day prior to the time shares of the investment portfolios involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the investment portfolio from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new investment portfolio into which the shareholder is investing will also normally be purchased at the net asset value per share next determined coincident to or after the time of redemption. Exchange requests received on a business day after the time shares of the investment portfolios involved in the request are priced will be processed on the next business day in the manner described above.

                  MISCELLANEOUS. Certificates for shares will not be issued.

                  Depending on the terms of the customer account at Bank of America or a Service Organization, certain purchasers may arrange with the Company's custodian for sub-accounting services paid by the Company without direct charge to the purchaser.


                  A "business day" for purposes of processing share purchases and redemptions received by the Transfer Agent at its Columbus office is a day on which the New York Stock Exchange is open for trading. In 1997, the holidays on which the New York Stock Exchange is closed are: New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                  The Company may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                  The Company's Charter permits its Board of Directors to require a shareholder to redeem involuntarily shares in the Fund if the balance held of record by the shareholder drops below $500 and such shareholder does not increase such balance to $500 or more upon 60 days' notice. The contingent deferred sales charge with respect to B Shares or A Shares subject to the Large Purchase Exemption is not charged on involuntary redemptions. The Company will not require a shareholder to redeem shares of the Fund if the balance held of record by the shareholder is less than $500 solely because of a decline in the net asset value of the Fund's shares. The Company may also redeem shares involuntarily if such redemption is appropriate to carry out the Company's responsibilities under the 1940 Act.

                  If the Company's Board of Directors determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Company may make payment wholly or partly in securities or other property. In such an event, a shareholder would incur transaction costs in selling the securities or other property. The Company has committed that it will pay all redemption requests by a shareholder of record in cash, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value at the beginning of such period.


                     ADDITIONAL INFORMATION CONCERNING TAXES

FEDERAL

                  The Fund will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a "regulated investment company." By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. If for any taxable year the Fund does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Fund's taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). In such event, the Fund's dividend distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the Fund and would be eligible for the dividends received deduction in the case of corporate shareholders.


                  Qualification as a regulated investment company under the Code requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income , if any, and 90% of its tax-exempt income , if any, net of certain deductions for each taxable year. In general, the Fund's investment company taxable income will be its taxable income, including dividends and interest, and the excess of net short-term capital gain over net long-term capital loss , if any, subject to certain adjustments and excluding the excess of net long-term capital gain for the taxable year over the net short-term capital loss for such year , if any. The Fund will be taxed on its undistributed investment company taxable income, if any. As stated, the Fund intends to distribute at least 90% of its investment company taxable income , if any, for each taxable year. To the extent the Fund distributes such income (whether in cash or additional shares), it will be taxable to shareholders as ordinary income.


                  The Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months: (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities) (the "Short-Short Test"). Interest (including original issue discount and accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.


                  Any distribution of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held Fund shares and whether such gain is received in cash or additional Fund shares. The Fund will designate such a distribution as a capital gain dividend in a written notice mailed to shareholders after the close of the Fund's taxable year. It should be noted that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for longer than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to those shares.

                  Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gain is taxable at a maximum nominal rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% .

                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specific percentages of their ordinary taxable income and capital gain net income (excess of net capital gain over net capital loss). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.


                  The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to shareholders (i) who have failed to provide a correct tax identification number in the manner required, (ii) who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends or (iii) who have failed to certify to the Company when required to do so either that they are subject to backup withholding or that they are "exempt recipients."

OTHER INFORMATION

                  Depending upon the extent of activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                  Income distributions may be taxable to shareholders under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on U.S. government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

                  The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action. This discussion is only a summary of some of the important tax considerations generally affecting purchasers of Fund shares. No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Fund shares should consult their tax advisers with specific reference to their own tax situation.

                                   MANAGEMENT

DIRECTORS AND OFFICERS OF THE COMPANY

                  The directors and officers of the Company, their addresses, and principal occupations during the past five years are:


                                                     Position with
Name and Address                          Age        Company                    Principal Occupations
----------------                          ---        -------                    ---------------------
Thomas M. Collins                          62        Director                   Of counsel, law firm of
McDermott & Trayner                                                             McDermott & Trayner;
225 S. Lake Avenue                                                              Partner of the law firm
Suite 410                                                                       of Musick, Peeler &  Garrett
Pasadena, CA 91101-3005                                                          (until April, 1993);
                                                                                Chairman of the Board and
                                                                                Trustee, Master Investment
                                                                                Trust, Series I (registered
                                                                                investment company) (since
                                                                                1993); President and Chairman
                                                                                of the Board of Pacific
                                                                                Horizon Funds, Inc. (1982
                                                                                to August 31, 1995); former
                                                                                Trustee, Master Investment
                                                                                Trust, Series II (registered
                                                                                investment company) 1993
                                                                                to October 1996; former
                                                                                Director, Bunker Hill
                                                                                Income Securities, Inc.
                                                                                (registered investment
                                                                                company) through 1991.

Douglas B. Fletcher                        70        Vice Chairman              Chairman of the Board and
Fletcher Capital                                     of the Board               Chief Executive  Officer,
Advisors Incorporated                                                           Fletcher Capital  Advisor,
4 Upper Newport Plaza                                                           Incorporated,  (registered
Suite 100                                                                       investment advisor) 1991 to
Newport Beach, CA 92660-2629                                                    date; Partner, Newport
                                                                                Partners (private venture
                                                                                capital firm), 1981 to
                                                                                date; Chairman of the
                                                                                Board and Chief Executive
                                                                                Officer, First Pacific Advisors,
                                                                                Inc. (registered investment
                                                                                adviser) and seven investment
                                                                                companies under its management,
                                                                                prior to 1983; former Allied
                                                                                Member, New York Stock Exchange;
                                                                                Chairman of the Board of FPA
                                                                                Paramount Fund, Inc. through
                                                                                1984; Director, TIS Mortgage
                                                                                Investment Company (real estate
                                                                                investment trust); Trustee and
                                                                                former Vice

                                                     Position with
Name and Address                          Age        Company                    Principal Occupations
----------------                          ---        -------                    ---------------------
                                                                                Chairman of the Board,
                                                                                Claremont McKenna College;
                                                                                Chartered Financial Analyst.

Robert E. Greeley                          64        Director                   Chairman, Page Mill Asset
Page Mill Asset                                                                 Management (a private
Management                                                                      investment company) since
433 California Street                                                           1991; Manager, Corporate
Suite 900                                                                       Investments, Hewlett Packard
San Francisco, CA 94104                                                         Company from 1979 to 1991;
                                                                                Trustee, Master Investment
                                                                                Trust, Series I (since 1993);
                                                                                Director, Morgan Grenfell
                                                                                Small Cap Fund (since 1986);
                                                                                former Director, Bunker Hill
                                                                                Income Securities, Inc. (since
                                                                                1989) ; former Trustee, SunAmerica
                                                                                Fund Group (previously Equitec
                                                                                Siebel Fund Group) from 1984 to
                                                                                1992; former Trustee, Master
                                                                                Investment Trust, Series II
                                                                                from 1993 to October 1996
                                                                                (registered investment companies).

Kermit O. Hanson                           79        Director                   Vice Chairman of the
17760 14th Ave., N.W.                                                           Advisory Board, 1988 to
  Shoreline, WA 98177                                                           date, Executive Director,
                                                                                1977 to 1988, Pacific Rim
                                                                                Bankers Program (a non-
                                                                                profit educational
                                                                                institution); Dean Emeritus,
                                                                                1981 to date, Dean, 1964-81,
                                                                                Graduate School of Business
                                                                                Administration, University
                                                                                of Washington; Director,
                                                                                Washington Federal Savings &
                                                                                Loan Association; Trustee,
                                                                                Seafirst Retirement Funds
                                                                                (since 1993) (registered
                                                                                investment company).

Cornelius J. Pings*                        66        Chairman of                President, Association
Association of American                              the Board and              of American Universities,
Universities                                         President                  February 1993 to date;
One DuPont Circle                                                               Provost, 1982 to January
Suite 730                                                                       1993, Senior Vice  President
Washington, DC 20036                                                              for Academic Affairs, 1981
                                                                                to January 1993, University
                                                                                of Southern California;
                                                                                Trustee, Master Investment
                                                                                Trust, Series I  (since
                                                                                1995); former Trustee,
                                                                                Master Investment Trust,
                                                                                Series II  (October 1995 to
                                                                                October 1996).

                                                     Position with
Name and Address                          Age        Company                    Principal Occupations
----------------                          ---        -------                    ---------------------
J. David Huber                             49        Executive                  Employee of BISYS Fund
BISYS Fund Services                                  Vice President             Services, Inc., June  1987
3435 Stelzer Road                                                               to present; President of
Columbus, OH 43219                                                              Master Investment Trust,
                                                                                Series I, Master Investment
                                                                                Trust Series II and Seafirst
                                                                                Retirement Funds (since 1996).

Michael Brascetta                          37          Vice President           Senior Vice President
BISYS Fund Services                                                             of Shareholder Services,
3435 Stelzer Road                                                               BISYS Fund Services, Inc.,
Columbus, OH 43219                                                              April 1996 to present;
                                                                                Employee, The Vanguard
                                                                                Group, 1981 to April 1996.

Irimga McKay                               35        Vice                       Senior Vice President,
1230 Columbia Street                                 President                  July 1993 to date, prior
5th Floor                                                                       thereto First Vice President
La Jolla, CA 92037                                                              of the Administrator and
                                                                                Distributor, November 1988
                                                                                to July 1993; Vice President,
                                                                                Master Investment Trust,
                                                                                Series II and Seafirst Retirement
                                                                                Funds (since 1993); Regional
                                                                                Vice President, Continental
                                                                                Equities, June 1987 to November
                                                                                1988; Assistant Wholesaler,
                                                                                VMS Realty Partners (a real
                                                                                estate limited partnership),
                                                                                May 1986 to June 1987.

Stephanie L. Blaha                         37        Vice                       Director of Client Services
BISYS Fund Services                                  President                  of the Administrator,
3435 Stelzer Road                                                               March 1995 to date, prior
Columbus, OH  43219                                                             thereto Assistant Vice
                                                                                President of the Administrator
                                                                                and Distributor, October 1991
                                                                                to March 1995; Vice President,
                                                                                Seafirst Retirement Funds,
                                                                                Master Investment Trust, Series
                                                                                I and Master Investment Trust,
                                                                                Series II (since 1996); Account
                                                                                Manager, AT&T American Transtech,
                                                                                Mutual Fund Division, July 1989
                                                                                to October 1991.

                                                     Position with
Name and Address                          Age        Company                    Principal Occupations
----------------                          ---        -------                    ---------------------
Kevin L. Martin                            35        Treasurer                  Vice President, Fund
BISYS Fund Services                                                             Accounting BISYS Fund
3435 Stelzer Road                                                               Services, Inc.  February
Columbus, OH  43219                                                             1996 to Present; Treasurer,
                                                                                Seafirst Retirement Funds
                                                                                and Master Investment Trust,
                                                                                Series II (since 1996) Senior
                                                                                Audit Manager, Ernst & Young
                                                                                LLP (1984 to February 1996).

Lisa Ling                                  36        Assistant                  Employee, BISYS Fund
BISYS Fund Services                                  Treasurer                  Services, Inc., November
3435 Stelzer Road                                                               1995 to present; Assistant
Columbus, OH  43219                                                             Treasurer, Master Investment
                                                                                Trust Series II and Seafirst
                                                                                Retirement Funds (since 1996);
                                                                                employee, Federated Investors,
                                                                                October 1982 to November 1995.

W. Bruce McConnel, III                      53       Secretary                  Partner of the law firm
1345 Chestnut Street                                                            of Drinker Biddle &
Philadelphia National Bank                                                      Reath.
Building, Suite 1100
Philadelphia, PA 19107

George O. Martinez                          36       Assistant                  Senior Vice President  and
BISYS Fund Services                                  Secretary                  Director of  Administrative
3435 Stelzer Road                                                               and   Regulatory Services,
Columbus, OH  43219                                                             of the Administrator, since
                                                                                April 1995; Assistant Secretary,
                                                                                Seafirst Retirement Funds and
                                                                                Master Investment Trust, Series
                                                                                II (since 1995); prior thereto,
                                                                                Vice President and Associate
                                                                                General Counsel, Alliance
                                                                                Capital Management, L.P.

Alaina V. Metz                              28       Assistant                  Chief Administrator,
BISYS Fund Services                                  Secretary                  Administrative and
3435 Stelzer Road                                                               Regulatory Services, BISYS
Columbus, OH 43219                                                              Fund Services, Inc., June
                                                                                1995 to present; Assistant
                                                                                Secretary of Seafirst Retirement
                                                                                Funds (since 1996); Supervisor,
                                                                                Mutual Fund Legal Department,
                                                                                Alliance Capital Management,
                                                                                May 1989 to June 1995.

----------

* Dr. Pings is an "interested director" of the Company as defined in the 1940 Act.

                  The Audit Committee of the Board is comprised of all directors and is chaired by Dr. Hanson. The Board does not have an Executive Committee.

                  Each director is entitled to receive an annual fee of $25,000 plus $1,000 for each day that a director participates in all or a part of a Board meeting; the President receives an additional $20,000 per annum for his services as President; Mr. Collins, in recognition of his years of service as President and Chairman of the Board, receives an additional $40,000 per annum until February 28, 1997; each member of a Committee of the Board is entitled to receive $1,000 for each Committee meeting they participate in (whether or not held on the same day as a Board meeting); and each Chairman of a Committee of the Board shall be entitled to receive an annual retainer of $1,000 for his services as Chairman of the Committee. The Fund, and each other fund of the Company, pays its proportionate share of these amounts based on relative net asset values.


                  For the fiscal year ended February 29, 1996, the Company paid or accrued for the account of its directors as a group for services in all capacities a total of $388,155; none of this amount was allocated to the Fund. Each director is also reimbursed for out-of-pocket expenses incurred as a director. Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this Statement of Additional Information, the directors and officers of the Company, as a group, own less than 1% of the outstanding shares of each of the Company's investment portfolios.


                  Under a retirement plan approved by the Board , including a majority of its directors who are not "interested persons" of the Company, a director who dies or resigns after five years of service is entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) 50% of the annual director's retainer then in effect for directors of the Company during the year of such payment. A director who dies or resigns after nine years of service is entitled to receive ten annual payments each equal to the greater of: (i) 100% of the annual director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) 100% of the annual director's retainer then in effect for directors of the Company during the year of such payment. Further, the amount payable each year to a director who dies or resigns is increased by $1,000 for each year of service that the director served as Chairman of the Board.


                  Years of service for purposes of calculating the benefit described above are based upon service as a director or

Chairman after February 28, 1994. Retirement benefits in which a director has become vested may not be reduced by later Board action.

                  In lieu of receiving ten annual payments, a director may elect to receive substantially equivalent benefits through a single-sum cash payment of the present value of such benefits paid by the Company within 45 days of the death or resignation of the director. The present value of such benefits is to be calculated (i) based on the retainer that was payable by the Company during the year of the director's death or resignation (and not on any retainer payable to directors thereafter), and (ii) using the interest rate in effect as of the date of the director's death or resignation by the Pension Benefit Guaranty Corporation (or any successor thereto) for valuing immediate annuities under terminating defined benefit pension plans. A director's election to receive a single sum must be made in writing within the 30 calendar days after the date the individual is first elected as a director.


                  In addition to the foregoing, the Board of Directors may, in its discretion and in recognition of a director's period of service before March 1, 1994 as a director and possibly as Chairman, authorize the Company to pay a retirement benefit following the director's death or resignation (unless the director has vested benefits as a result of completing nine years of service). Any such action shall be approved by the Board and by a majority of the directors who are not "interested persons" of the Company within 120 days following the director's death or resignation and may be authorized as a single sum cash payment or as not more than ten annual payments (beginning the first anniversary of the director's date of death or resignation and continuing for one or more anniversary date(s) thereafter). On August 31, 1996, Dr. Kenneth L. Trefftzs retired from the Board of Directors. In honor of his years of service to the Company, the Board of Directors designated Dr. Trefftzs as a "director emeritus" of the Company. Additionally, in recognition of Dr. Trefftzs' years of service to the Company prior to March 1, 1994 as director and Chairman of the Company's Audit Committee, the Board of Directors, including a majority of the directors who are not "interested persons" of the Company, authorized a single sum cash payment retirement benefit of $60,000 payable January 1, 1997.


                  The obligation of the Company to pay benefits to a former director is neither secured nor funded by the Company but shall be binding upon its successors in interest. The payment of benefits under the retirement plan has no priority or preference over the lawful claims of the Company's creditors or shareholders, and the right to receive such payments is not assignable or transferable by a director (or former director) other than by will, by the laws of descent and distribution, or by the director's written designation of a beneficiary.


The following chart provides certain information for the fiscal year ended February 29, 1996 about the fees received by directors of the Company as directors and/or officers of the Company and as directors and/or trustees of the Fund Complex:

                                                                                            TOTAL
                                                                                        COMPENSATION
                                                      PENSION OR                            FROM
                                                      RETIREMENT      ESTIMATED           REGISTRANT
                                  AGGREGATE            BENEFITS        ANNUAL             AND FUND
                                COMPENSATION          ACCRUED AS      BENEFITS            COMPLEX**
NAME OF PERSON/                   FROM THE           PART OF FUND       UPON              PAID TO
  POSITION                        COMPANY             EXPENSES*      RETIREMENT          DIRECTORS
-----------------------------------------------------------------------------------------------------
Thomas M. Collins                 $76,215               $0               $0               $85,000
Director+
-----------------------------------------------------------------------------------------------------
Douglas B. Fletcher               $28,555               $0               $0               $29,055
Vice Chairman of
the Board
-----------------------------------------------------------------------------------------------------
Robert E. Greeley                 $31,395               $0               $0               $44,055
Director
-----------------------------------------------------------------------------------------------------
Kermit O. Hanson                  $27,485               $0               $0               $32,055
Director
-----------------------------------------------------------------------------------------------------
Cornelius J. Pings                $29,555               $0               $0               $30,055
President and
Chairman of the
Board++
-----------------------------------------------------------------------------------------------------
Kenneth L. Trefftzs               $28,555               $0               $0               $29,055
Director+++
-----------------------------------------------------------------------------------------------------


------------------------------

* For the fiscal year ended February 29, 1996, the Company accrued on the part of all of the directors an aggregate of $65,739 in retirement benefits.


** The "Fund Complex" consists of the Company, Seafirst Retirement Funds, Master Investment Trust, Series I, Master Investment Trust, Series II, Time Horizon Funds and World Horizon Funds.


+ Mr. Collins was President and Chairman of the Board of the Company until August 31, 1995.


++ Dr . Pings became President and Chairman of the Board of the Company effective September 1, 1995. At February 29, 1996, $10,000, $3,500 and $3,500 in deferred compensation was payable to Dr. Pings for services as President of the Company, trustee of Master Investment Trust, Series I and Master Investment Trust, Series II, respectively.

+++      Dr. Trefftzs retired from the Board of the Company on August 31, 1996.



INVESTMENT ADVISER

                  Bank of America is the successor by merger to Security Pacific National Bank ("Security Pacific"), which previously served as investment adviser to the Company since the commencement of its operations. In the Investment Advisory Agreement with the Company, Bank of America has agreed to provide investment advisory services as described in the Prospectus. Bank of America has also agreed to pay all expenses incurred by it in connection with its activities under its agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Fund. In rendering its advisory services, Bank of America may utilize Bank officers from one or more of the departments of the Bank which are authorized to exercise the fiduciary powers of Bank of America with respect to the investment of trust assets. In some cases, these officers may also serve as officers, and utilize the facilities, of wholly-owned subsidiaries and other affiliates of Bank of America or its parent corporation. In addition, the Investment Advisory Agreement provides that Bank of America may, in its discretion, provide advisory services through its own employees or employees of one or more of its affiliates that are under the common control of Bank of America's parent, BankAmerica Corporation; provided such employees are under the management of Bank of America.

                  For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Fund has agreed to pay Bank of America fees, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of the Fund. The fees payable to Bank of America are not subject to reduction as the value of the Fund's net assets increases. From time to time, Bank of America may prospectively waive fees or reimburse the Fund for expenses voluntarily or as required by certain state securities laws. See "Management -- Administrator" for instances where Bank of America is required to make expense reimbursements to the Fund.

                  The Investment Advisory Agreement between Bank of America and the Company will be in effect until October 31, 1997, and will continue in effect from year to year thereafter only so long as such continuation is approved at least annually by (i) the Board of Directors of the Company or the vote of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Fund, and (ii) a majority of those directors of the Company who are not "interested persons," as defined in the 1940 Act, of any party to the Investment Advisory Agreement, acting in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Investment Advisory Agreement is terminable with respect to the Fund at any time without penalty upon 60 days' written notice by the Board of Directors of the Company, by vote of the holders of a majority of the Fund's outstanding voting securities, or by Bank of America.

                  The Investment Advisory Agreement provides that Bank of America shall not be liable for any error of judgment or mistake of law or for any loss suffered in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

THE GLASS-STEAGALL ACT AND PROPOSED LEGISLATION

                  The Glass-Steagall Act, among other things, prohibits banks from engaging in the business of underwriting securities, although national and state-chartered banks generally are permitted to purchase and sell securities upon the order and for the account of their customers. In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board of Governors") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board of Governors did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies.

                  Bank of America believes that if the questions were properly presented, a court should hold that Bank of America may perform the services for the Fund contemplated by the Investment Advisory Agreement, the Prospectus, and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether a national bank may perform services comparable to those performed by Bank of America and that future changes in either federal or state statutes and regulations relating to permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent Bank of America from continuing to perform such services for the Fund or from continuing to purchase Fund shares for the accounts of its customers. (For a discussion of the Glass Steagall Act in connection with the Fund's Shareholder Service Plan, see "Plan Payments" in the Fund's Prospectus.)

                  On the other hand, as described herein, the Fund is currently distributed by Concord Financial Group, Inc. The BISYS Group, Inc., its parent, provides the Fund with administrative services. If current restrictions under the Glass-Steagall Act preventing a bank from sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Company expects that Bank of America would consider the possibility of offering to perform some or all of the services now provided by The BISYS Group, Inc. or Concord Financial Group, Inc. From time to time, legislation modifying such restriction has been introduced in Congress which, if enacted, would permit a bank holding company to establish a non-bank subsidiary having the authority to organize, sponsor and distribute shares of an investment company. If this or similar legislation were enacted, the Company expects that Bank of America's parent bank holding company would consider the possibility of one of its non-bank subsidiaries offering to perform some or all of the services now provided by The BISYS Group, Inc. or Concord Financial Group, Inc. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Bank of America or such a non-bank affiliate might offer to provide services for consideration by the Company's Board of Directors.

ADMINISTRATOR

                  The BISYS Group, Inc. through its wholly-owned subsidiary BISYS Fund Services, L.P. (the "Administrator" or "BISYS"), with offices at 150 Clove Road, Little Falls, New Jersey 07424 and 3435 Stelzer Road, Columbus, Ohio 43219 , respectively, serves as administrator. The Administrator also serves as administrator to several other investment companies. Prior to November 1, 1996, Concord Holding Corporation, an indirect wholly-owned subsidiary of BISYS served as the Fund's Administrator.

                  The Administrator provides administrative services to the Fund as described in the Fund's Prospectus pursuant to the Administration Agreement for the Fund. The Company's Administration Agreement will continue in effect until October 31, 1997 and thereafter will be extended for successive periods of one year, provided that each such extension is specifically approved by (a) a vote of a majority of those members of the Company's Board of Directors who are not interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. The agreement is terminable at any time without penalty by the Company's Board of Directors or by a vote of a majority of the outstanding securities upon 60 days' notice to the Administrator, or by the Administrator upon 90 days' notice to the Company.

                  The Company has agreed to pay the Administrator a fee for its services as administrator, accrued daily and payable monthly, at the annual rate of 0.20% of the average daily net assets of the Fund. The fees payable to the Administrator are not subject to reduction as the value of the Fund's net assets increases. From time to time, the Administrator may waive fees or reimburse the Fund for expenses, either voluntarily or as required by certain state securities laws.

                  If total expenses borne (directly or indirectly) by the Fund in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, the Company may deduct from the payments to be made with respect to the Fund, to Bank of America and the Administrator, respectively, or Bank of America and the Administrator each will bear, the amount of such excess to the extent required by such regulations in proportion to the fee otherwise payable for such year. Such amount, if any, will be estimated, reconciled and effected or paid, as the case may be, on a monthly basis. During the course of the Company's fiscal year, the Administrator and Bank of America may prospectively waive payment of fees and/or assume certain expenses of the Fund as a result of competitive pressures and in order to preserve and protect the business and reputation of the Administrator and Bank of America. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed and decreasing yield when such fees or amounts are reimbursed.

                  The Administrator will bear all expenses in connection with the performance of its services under the Administration Agreement with the exception of the fees charged by PFPC Inc. ("PFPC") for certain fund accounting services which are borne by the Fund. See "GENERAL INFORMATION--Custodian, Accounting Agent and Transfer Agent" below.

                  The Administration Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or the Fund in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its obligations and duties thereunder.

DISTRIBUTOR AND PLAN PAYMENTS


                  Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc., acts as distributor of the shares of the Company. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of the Company's shares although it is not obliged to sell any particular amount of shares. The distribution agreement shall continue in effect with respect to the Fund until October 31, 1997. Thereafter, if not terminated, the distribution agreement shall continue automatically for successive terms of one year, provided that such continuance is specifically approved at least annually by (a) a vote of a majority of those members of the Board of Directors of the Company who are not parties to the distribution agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors of the Company or by vote of a "majority of the outstanding voting securities" of the Fund as to which the distribution agreement is effective; provided, however, that the distribution agreement may be terminated by the Company at any time, without the payment of any penalty, by vote of a majority of the entire Board of Directors of the Company or by a vote of a "majority of the outstanding voting securities" of the Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 90 days' written notice to the Company. The agreement will automatically and immediately terminate in the event of its "assignment."


                  THE SHAREHOLDER SERVICES PLAN. In addition to the sales loads described above, the Distributor is entitled to payment by the Company for certain shareholder servicing expenses in addition to the sales loads on A Shares described above and in the Prospectus under the Shareholder Services Plan (the "Plan") adopted by the Company for its A Shares. Under the Plan for A Shares, the Company pays the Distributor, with respect to the Fund, for (a) non-distribution shareholder services provided by the Distributor to Service Organizations and/or the beneficial owners of Fund shares, including, but not limited to shareholder servicing provided by the Distributor at facilities dedicated for Company use, provided such shareholder servicing is not duplicative of the servicing otherwise provided on behalf of the Fund, and (b) fees paid to Service Organizations (which may include the Distributor itself) for the provision of support services for shareholders for whom the Service Organization is the dealer of record or holder of record or with whom the Service Organization has a servicing relationship ("Clients").

                  Support services provided by Service Organizations may include, among other things: (i) establishing and maintaining accounts and records relating to Clients that invest in Fund shares; (ii) processing dividend and distribution payments from the Fund on behalf of Clients; (iii) providing information periodically to Clients regarding their positions in shares; (iv) arranging for bank wires; (v) responding to Client inquiries concerning their investments in Fund shares; (vi) providing the information to the Fund necessary for accounting or subaccounting; (vii) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Clients; (viii) assisting in processing exchange and redemption requests from Clients; (ix) assisting Clients in changing dividend options, account designations and addresses; and (x) providing such other similar services.


                  The Plan provides that the Distributor is entitled to receive payments for expenses on a monthly basis, at an annual rate not exceeding 0.25% of the average daily net assets of the A Shares of the Fund during such month for shareholder servicing expenses. The calculation of the Fund's average daily net assets for these purposes does not include assets held in accounts opened via a transfer of assets from trust and agency accounts of Bank of America. Further, payments made out of or charged against the assets of the Fund must be in payment for expenses incurred on behalf of the Fund.


                  If in any month the Distributor expends or is due more monies than can be immediately paid due to the percentage limitations described above, the unpaid amount is carried forward from month to month while the Plan is in effect until such time, if ever, when it can be paid in accordance with such percentage limitations. Conversely, if in any month the Distributor does not expend the entire amount then available under the Plan, and assuming that no unpaid amounts have been carried forward and remain unpaid, then the amount not expended will be a credit to be drawn upon by the Distributor to permit future payment. However, any unpaid amounts or credits due under the Plan may not be "carried forward" beyond the end of the fiscal year in which such amounts or credits due are accrued.

                  Payments for shareholder service expenses under the Plan are not subject to Rule 12b-1 (the "Rule") under the 1940 Act. Pursuant to the Plan, the Distributor provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. In addition, the Plan provides that the selection and nomination of the directors of the Company who are not "interested persons" thereof have been committed to the discretion of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Plan (or related servicing agreements) (the "Non-Interested Plan Directors").

                  The Company understands that Bank of America and/or some Service Organizations may charge their clients a direct fee for administrative and shareholder services in connection with the holding of A Shares. These fees would be in addition to any amounts which might be received under the Plan. Small, inactive long-term accounts involving such additional charges may not be in the best interest of shareholders.

                  The Company's Board of Directors has concluded that the Plan will benefit the Fund and its A shareholders. The Plan is subject to annual reapproval by a majority of the Non-Interested Plan Directors and is terminable at any time with respect to the Fund by a vote of a majority of such Directors or by vote of the holders of a majority of the A Shares of the Fund. Any agreement entered into pursuant to the Plan with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the Non-Interested Plan Directors, by vote of the holders of a majority of the A Shares of the Fund, by the Distributor or by the Service Organization. Each agreement will also terminate automatically in the event of its assignment.

                  THE DISTRIBUTION AND SERVICES PLAN. The Distributor is also entitled to payment from the Company for distribution and services fees pursuant to the Distribution and Services Plan adopted on behalf of the B Shares. Under the Distribution and Services Plan the Company may pay the Distributor for: (a) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing B Shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature for B Shares; expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current B shareholders; (c) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants, and estate planning firms (severally, "a Distribution Organization") with respect to the Fund's B Shares beneficially owned by customers for whom the Distribution Organization is the Distribution Organization of record or holder of record of such B Shares;
(d) the direct or indirect cost of financing the payments or expenses included in (a) and (c) above; or (e) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

                  Pursuant to the Distribution and Services Plan, the Company may also pay securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants, and estate planning firms (severally, a "Service Organization") for support services provided with respect to its Client's B Shares. Administrative and shareholder services provided may include some or all of the following: (i) processing dividend and distribution payments from a Fund on behalf of its Clients; (ii) providing statements periodically to its Clients showing their positions in B Shares; (iii) arranging for bank wires; (iv) responding to routine Client inquiries concerning their investment; (v) providing the information to the Fund necessary for accounting or sub-accounting; (vi) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its Clients;
(vii) aggregating and processing purchase, exchange, and redemption requests from its Clients and placing net purchase, exchange, and redemption orders for its Clients; (viii) providing Clients with a service that invests the assets of their accounts pursuant to specific or pre-authorized instructions; (ix) establishing and maintaining accounts and records relating to Clients; (x) assisting Clients in changing dividend options, account designations and addresses; or (xi) other similar services if requested by the Company.

                  The Distribution and Services Plan provides that the Distributor is entitled to receive payments on a monthly basis at an annual rate not exceeding 1.00% of the average daily net assets during such month of the outstanding B Shares. Not more than 0.25% of such net assets will be used to compensate Service Organizations for personal services provided to B shareholders, and/or the maintenance of such shareholders' accounts and not more than 0.75% of such net assets of B Shares will be used for promotional and other primary distribution activities.

                  Payments made out of or charged against the assets of a particular class of shares of the Fund must be in payment for expenses incurred on behalf of that class.

                  Payments for distribution expenses under the Distribution Plan (the "12b-1 Plan") are subject to Rule 12b-1 (the "Rule") under the 1940 Act. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of [Company] shares." The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plan provides that a written report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. In addition, the 12b-1 Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval and that other material amendments of the

12b-1 Plan must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plan, or in any agreements entered into in connection with the 12b-1 Plan, by vote cast in person at a meeting called for the purpose of considering such amendments (the "Non-Interested Plan Directors"). The selection and nomination of the directors of the Company who are not "interested persons" of the Company have been committed to the discretion of the Non-Interested Plan Directors.

                  The Company's Board of Directors has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its B shareholders. The 12b-1 Plan is subject to annual reapproval by a majority of the Company's Board of Directors, including a majority of the Non-Interested Plan Directors and is terminable without penalty at any time with respect to the Fund by a vote of a majority of the Non-Interested Plan Directors or by vote of the holders of a majority of the outstanding B Shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the Non-Interested Plan Directors, by vote of the holders of a majority of the outstanding B Shares of the Fund, or by the Service Organization. Each agreement will also terminate automatically in the event of its assignment.


                             PERFORMANCE INFORMATION

YIELD AND TOTAL RETURN


                  From time to time, the yield and the total return of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor

(including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of the Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. From time to time, the investment adviser may enter into alliances with retirement plan sponsors, including The Legend Group, and the Fund may in its advertisements and sales literature include a discussion of certain attributes and benefits to be derived from its relationship with such retirement plan sponsors. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling (800) 346-2087.

                  YIELD CALCULATIONS. The yield for the respective share classes of the Fund is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share (including the maximum front-end sales load of an A Share) on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period with respect to a particular class is based on the average daily number of shares outstanding in the class during the period entitled to receive dividends and includes dividends and interest earned during the period attributable to that class minus expenses accrued for the period attributable to that class, net of reimbursements. This calculation can be expressed as follows:

                                      a-b
                         Yield = 2 [(----- + 1)(6) - 1]
                                       cd

         Where:  a = dividends and interest earned during the period.

                 b = expenses accrued for the period (net of reimbursements).

                 c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                 d = maximum offering price per share on the last day of the period.

                  For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities is recognized by accruing 1/360 of the stated dividend rate of the security each day. Except as noted below, interest earned on debt obligations is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

                  Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

                  With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) the Fund may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

                  Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter. The Fund's maximum offering price per share for purposes of the formula includes the maximum sales load imposed by the Fund on A Shares -- currently 4.50% of the per share offering price.

                  TOTAL RETURN CALCULATIONS. The Fund computes its average annual total returns separately for its separate share classes by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular share class to the ending redeemable value of such investment in the class. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                     ERV 1/n
                                T = [(-----) - 1]
                                        P

                      Where: T = average annual total return.

                           ERV = ending redeemable value at the end
                                 of the period covered by the
                                 computation of a hypothetical $1,000
                                 payment made at the beginning of the period.

                             P = hypothetical initial payment of $1,000.

                             n = period covered by the computation,
                                 expressed in terms of years.

                  The Fund computes its aggregate total returns separately for its separate share classes by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular share class to the ending redeemable value of such investment in the class. The formula for calculating aggregate total return is as follows:

                                                 ERV
                     aggregate total return = [(----- - 1)]
                                                  P

                  The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. In addition, the Fund's average annual total return and aggregate total return quotations reflect the deduction of the maximum front-end sales load charged in connection with the purchase of A Shares and the deduction of any applicable contingent deferred sales charge with respect to B Shares.


                  Based on the foregoing calculations, the aggregate total return for the A Shares of the Fund for the period from August 2, 1996 (commencement of operations) through August 31, 1996 was (4.24)%. No B Shares of the Fund were issued or outstanding during this period.


                  The Fund may also advertise total return data without reflecting sales charges in accordance with the rules of the SEC. Quotations which do not reflect the sales load will, of course, be higher than quotations which do.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES


         The Company is an open-end management investment company organized as a Maryland corporation on October 27, 1982. The Company's Charter authorizes the Board of Directors to issue up to two hundred billion full and fractional common shares. Pursuant to the authority granted in the Charter, the Board of Directors has authorized the issuance of twenty-two classes of stock, Classes A through W Common Stock, $.001 par value per share, representing interests in twenty-two separate investment portfolios. Class U represents interests in the A Shares of the Fund , Class U -- Special Series 3 represents interests in the B Shares of the Fund and Class U -- Special Series 5 represents interests in the K Shares of the Fund. The Company's charter also authorizes the Board of Directors to classify or reclassify any particular class of the Company's shares into one or more series.


         Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, the Company's shares will be fully paid and non-assessable. For information concerning possible restrictions upon the transferability of the Company's shares and redemption provisions with respect to such shares, see "Additional Purchase and Redemption Information."

         Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or other applicable law or when permitted by the Board of Directors. Shares have cumulative voting rights to the extent they may be required by applicable law.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each fund affected by the matter. The Fund is affected by a matter unless it is clear that the interests of each of the Company's funds in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under Rule 18f-2 the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to particular Funds.

         Notwithstanding any provision of Maryland law requiring a greater vote of the Company's common stock (or of the shares of the Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Company's Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.

CUSTODIAN, ACCOUNTING AGENT AND TRANSFER AGENT


         PNC Bank, National Association ("PNC"), Broad and Chestnut Streets, Philadelphia, PA 19101 has been appointed custodian for the Fund. PFPC provides the Fund with certain accounting services pursuant to a Fund Accounting Services Agreement with the Administrator. Both PFPC, which is located at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809, and PNC are wholly owned subsidiaries of PNC Bancorp, Inc., a bank holding company. Pursuant to the Fund Accounting Services Agreement, PFPC has agreed to provide certain accounting, bookkeeping, pricing, dividends and distribution calculation services with respect to the Fund. The monthly fees charged by PFPC under the Fund Accounting Agreement are borne by the Fund. As custodian, PNC maintains a separate account or accounts in the name of the Fund, holds and disburses portfolio securities, makes receipts and disbursements of money, collects and receives income and other payments and distributions on account of portfolio securities, responds to correspondence from security brokers and others relating to their respective duties and makes periodic reports concerning their duties.

         BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 serves as transfer and dividend disbursing agent for the Fund. BISYS Fund Services, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc., and an affiliate of the Administrator and Distributor. For its services as transfer and dividend disbursing agent for the Fund, the Fund pays BISYS Fund Services, Inc. a fee at the annual rate of $17.75 per open account and $3 per closed account with a minimum annual fee of $10,000 per year. BISYS Fund Services, Inc. is also reimbursed for out-of-pocket expenses.


COUNSEL

         Drinker Biddle & Reath (of which W. Bruce McConnel, III, Secretary of the Company, is a partner), 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serves as counsel to the Company and will pass upon the legality of the shares offered hereby.

INDEPENDENT ACCOUNTANTS


         Price Waterhouse LLP, with offices at 1177 Avenue of the Americas, New York, New York 10036, has been selected as the Fund's independent accountants for the fiscal period ended February 28, 1997.


REPORTS


         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations, and annual financial statements together with the reports of the independent accountants of the Fund.


MISCELLANEOUS


         As used in the Prospectus and this Statement of Additional Information, a "vote of a majority" of the outstanding shares of the Fund or a particular class of shares means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or class of shares, or (b) 67% of the shares of the Fund or class of shares present at a meeting at which more than 50% of the outstanding shares of the Fund or class of shares are represented in person or by proxy.

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Treasury Only Fund were as follows: BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120, 126,915,035.89 shares (58.20%); BA
Securities, Inc., 185 Berry Street, 3rd Floor, San Francisco, CA 94107, 68,598,778.77 shares (31.46%); and Hare & Co., Bank of New York and Short-Term Investment Funds, Attn: Bimal Saha, One Wall Street, New York, NY 10286, 13,226,723.61 shares (6.07%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Treasury Only Fund were as follows: Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn:
Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 41,122,167.83 shares (21.40%); Comcare, Inc., 4001 North Third Street,
Suite 120, Phoenix, AZ 85012, 13,816,969.71 shares (7.20%); and Omnibus Account for the Shareholder Accounts Maintained by Concord Financial Services, Inc.,
Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 43,115,349.41 shares (22.41%).

         At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Shares of the Treasury Only Fund were as follows: Centinela Healthcare Foundation, c/o Allan C. Shubin, City of Hope, 1500 East Duarte, Duarte, CA 91010, 1,912,695.64 shares (5.67%); Bank of America Illinois/Treas Slam, Attn:
Jewel James, 231 LaSalle Street, Chicago, IL 60697, 5,196,437.50 shares (15.41%); Bank of America NT&SA TTEE/Cus, Attn: Common Trust Funds Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 13,973,087.38
shares (41.44%); Cable Design Technologies, Inc., Attn: Ken Hale, Foster Plaza 7,661 Anderson Drive, Pittsburgh, PA 15220 3,686,462.62 shares (10.93%); and City and County of San Francisco, Mayor's Office of Community Development
(MOCD), Attn: Priscilla Watts, 25 Van Ness Avenue, Suite 700, San Francisco, CA 94102, 8,029,482.67 shares (23.81%).

         At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Treasury Only Fund were as follows: Bank of America NT&SA TTEE/Cus, Attn: Common Trust Funds Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 37,600,696.83 shares (19.54%); and
BA Investment Services, Inc., Attn: Bob Santilli, 185 Berry Street, 3rd Floor, Unit 7852, San Francisco, CA 94107, 32,306,705.83 shares (16.79%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Treasury Fund were as follows: Hare & Co., Bank of New York and Short Term Investment Funds, Attn: Bimal Saha, One Wall Street, New York, NY 10286, 107,055,740.91 shares (21.56%); BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120, 202,977,365.10 shares (40.87%); Hellman & Friedman Capital Partners III, Limited Partnership, 1 Maritime Plaza, 12th Floor, San Francisco, CA 94111, 30,252,068.66 shares (6.09%) and VAR & Co., Attn: Linda Frintz, 180 E.
5th Street, 4th Floor, St. Paul, MN 55101, 93,131,870.00 shares (8.75%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Treasury Fund were as follows: BISYS Fund Services, Inc. Pittsburgh, FBO Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 178,639.074.83 shares (12.38%); and BISYS Fund Services, Inc. Pittsburgh, FBO Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 483,752,664.42 shares (33.51%).

         At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Shares of the Treasury Fund were as follows: Bank of America NT&SA, The Private Bank, Attn: Common Trust Funds, Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 244,930,192.81 shares (38.82%); Central
Garden & Pet Company, Attn: Lewis R. Volls, 3697 Mt. Diablo Blvd. #310, Lafayette, CA 94549, 54,646,103.60 shares (8.66%); Hare & Co., c/o Bank of New York, Attn: Frank Notaro Spec. Proc. Dep., One Wall Street, 5th Floor, New York, NY 10286, 85,587,252.27 shares (13.57%); and Raymond Hickey as Trustee for Raymond Hickey Revocable Trust as Amended 703 Broadway, Suite 600, Vancouver, WA 98660, 40,407,107.11 shares (6.40%)

         At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Treasury Fund were as follows: BofA Nevada Southern Comm. Bank, Attn: Cindy 2964, P.O. Box 98600, Las Vegas, NV 89193-8600, 151,223,491.86 shares (10.48%); Security Pacific Cash Management, c/o Bank of America-GPO M/C 5533, Attn: Regina Olsen, 1850 Gateway Boulevard, Concord, CA 94520, 166,890,200.00 shares (11.56%); Bank of America FM & TS Operat CA, Attn: Common Trust Funds Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 270,479,864.52 shares (18.74%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class X Shares of the Treasury Fund were as follows: BA Investment Services, Inc., FBO Clients, Attn: Unit 7852- Dan Spillane, P.O. Box 7042, San Francisco, CA 94120, 3,532,607.80 shares (99.97%);

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than

5% of the outstanding Pacific Horizon Shares of the Government Fund were as follows: BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120, 67,476,016.22
shares (40.33%); BA Securities, Inc., 185 Berry Street, 3rd Floor, San Francisco, CA 94107, 51,958,875.16 shares (31.06%); Hare & Co., Bank of New York and Short Term Investment Funds, Attn: Bimal Saha, One Wall Street, New York, NY 10286, 11,242,817.21 shares (6.72%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Government Fund were as follows: Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 47,936,871.20 shares (16.12%); Omnibus Account for the Shareholder Accounts Maintained by Concord Financial Services,Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 42,391,382.81 (14.25%); Viejas Bond of Kumeyaay Indians, a Federally recognized Indian tribe, 5000 Willows Road, Alpine, CA 91901, 17,823,280.06 shares (5.99%); Good Health Plan of WA, Attn: Linda Lam Ha, 1501 4th Avenue, Suite 500, Seattle, WA 98101 15,252,859.49 shares (5.13%); Lone Star Northwest, Inc., Attn: Krisky Vasquez, P.O. Box 1730, Seattle, WA 98111, 15,730,448.71 shares (5.29%); and
Providence Healthcare Attn: Linda Lam Ha, 1501 4th Avenue, Suite 500, Seattle, WA 98101-1621, 15,004,725.82 shares (5.05%).

         At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Shares of the Government Fund were as follows: Sunquest Information Systems, Inc., Attn: Trena Couch, 1407 Eisenhower Boulevard, Johnstown, PA 15904-3217, 28,582,372.49 shares (40.21%); First Trust, NA as Escrow Agent, FBO Kaiser Aluminum & Chemical Corp. Dept. of Labor, AC #98925410, P.O. Box 64010, St. Paul, MN 55164-0010, 7,198,000.00 shares (10.13%); San Diego Regional Transport Com, Attn: Andre Douzdjian, 401 B Street, San Diego, CA 92101, 8,524,973.33 shares (12.00%); Skinner Corporation, Attn: Debbie Sokvilne, 1326 Fifth Avenue, Ste 711, Seattle, WA 98101, 5,081,286.67 shares (7.15%); and Imperial Thrift and Loan Assoc., Attn: Steve Cooper, 700 N. Central Avenue, Suite 600,
Glendale, CA 91203, 8,304,781.65 shares (11.69%).

         At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Government Fund were as follows: Bank of America NT&SA, Financial Management & Trust Services, Attn: Common Trust Funds Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 42,932,778.28 shares (14.44%); and BofA Nevada Southern Comm. Bank, Attn: Cindy 2964, P.O. Box 98600, Las Vegas, NV 89193-8600, 39,962,243.73 shares (13.44%).

         At January 17, 1997 , the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Prime Fund were as follows: BISYS Fund Services, Inc. Pittsburgh, FBO Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 1,518,412,454.25 shares (51.12%); and BISYS Fund Services, Inc. Pittsburgh, FBO Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 345,369,548.92 shares (11.63%).

         At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Shares of the Prime Fund were as follows: Bank of America NT&SA, The Private Bank, Attn: Common Trust Funds Unit 38329, Terminal Annex, Los Angeles, CA 90051-1577, 601,768,725.22 shares (34.13%); Hare & Co., c/o The Bank of New
York, Attn: Frank Notaro Spec. Proc. Dep., One Wall Street, 5th Floor, New
York, NY 10286, 112,025,304.13 shares (6.35%); and Williams-Sonoma, Inc., Attn:
Anne Willis, 100 North Point St., San Francisco, CA 94133, 95,846,682.04 shares (5.44%).

         At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Prime Fund were as follows: Bank of America NT&SA Financial Management & Trust Securities, Attn: Common Trust Funds Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 774,557,020.40
shares (26.08%); BA Investment Services, Inc., Attn: Bob Santill:, 185 Berry Street, 3rd Floor, Unit 7852, San Francisco, CA 94107, 215,048,397.20 shares (7.24%); and Security Pacific Cash Management, c/o Bank of America-GPO M/C 5533,
Attn: Regina Olsen, 1850 Gateway Blvd., Concord, CA 94520, 623,555,100.00 shares (20.99%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class X Shares of the Prime Fund were as follows: BA Investment Services, Inc., FBO Clients, Attn: Unit 7852- Dan Spillane, P.O. Box 7042, San Francisco, CA 94120, 182,122,939.79 shares (99.93%);

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Tax-Exempt Money Fund were as follows: BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120, 70,078,022.430 shares (86.13%); BA
Securities, Inc., 185 Berry Street, San Francisco, CA 94107, 8,946,080.940 shares (11.00%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Shares of the Tax-Exempt Money Fund were as follows: BISYS Fund Services, Inc. Pittsburgh, FBO Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 127,407,819.400 shares (75.58%); and BISYS Fund Services, Inc. Pittsburgh, FBO Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 25,509,587,090 shares (15.13%).

         At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Shares of the Tax-Exempt Money Fund were as follows: Bank of America NT&SA, The Private Bank, Attn: Common Trust Funds Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 277,671,104.36 shares
(98.02%).

         At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Tax-Exempt Money Fund were as follows:
BA Investment Services, Inc., Attn: Bob Santilli, 185 Berry St., 3rd Floor, Unit 7852, San Francisco, CA 94107, 24,291,230.92 shares (14.41%); and Bank of
America FM&TS Oper. CA, Attn: Common Trust Funds Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 127,407,819.40 shares (75.58%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the California Tax-Exempt Money Market Fund were as follows:
BA Securities, Inc., 185 Berry Street, 3rd Floor, San Francisco, CA 94107, 199,716,452.460 shares (41.24%); BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120, 270,828,273.620 shares (55.93%).

         At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the California Tax-Exempt Money Market Fund were as follows: BA Investment Services, Inc., Attn: Bob Santilli, 185 Berry St., 3rd Floor, Unit 7852, San Francisco, CA 94107, 109,455,388.64 shares (23.81%); and Bank of America NT&SA TTEE/Cus, Attn: Common Trust Funds
Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 198,047,795.49 shares (43.09%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class X Shares of the California Tax-Exempt Money Market Fund were as follows: BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852- Dan Spillane, P.O. Box 7042, San Francisco, CA 94120, 23,643,642.410 shares (100%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding A Shares of the Corporate Bond Fund were as follows: Bank of America National Trust and Savings Association, The Private Bank, Attn: Common Trust Funds, Unit 38329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051, 251,255.44 shares (12.34%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the Corporate Bond Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 11,694.177 shares (99.44%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the National Municipal Bond Fund were as follows: BA Investment Services, Inc., FBO 421981352, 185 Berry Street, 3rd Floor 2640, San Francisco, CA 94104, 79,473.387 shares (5.34%); and BA Investment Services, Inc., FBO 405084421, 555 California Street, 4th Floor 2640, San Francisco, CA 94104, 90,141.644 shares (6.06%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the National Municipal Bond Fund were as follows: BISYS Fund Services, Inc., 3435 Stelzer Road, Suite 100, Columbus, Ohio 43219, 102.732 shares (100%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the International Equity Fund were as follows: PACO, Attn: Mutual Funds , P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 216,572,540 shares (15.56%); and PACO, Attn: Mutual Funds, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 406,657,130 shares (29.22%); and Bank of America National Trust and Savings Association, The Private Bank, Attn: Common Trust Funds, Unit 38329, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 417,172.137 shares (29.98%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the International Equity Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 10,729.796 shares (99.06%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the Aggressive Growth Fund were as follows: Charles Schwabb & Co., Inc., Reinvest Account, Attn: Mutual Fund Department, 101 Montgomery Street, San Francisco, CA 94104, 664,279.549 shares (6.30%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the Aggressive Growth Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 11,482.539 shares (99.53%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the Intermediate Bond Fund were as follows: Bank of America National Trust and Savings Association, The Private Bank, Attn: Common Trust Funds Unit 38329, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 934,163.859 shares (41.55%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the Intermediate Bond Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 33,424.373 shares (99.68%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the Blue Chip Fund were as follows: Bank of America National Trust and Savings Association, The Private Bank, Attn: Common Trust Funds Unit 38329, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 437,870.491 shares (7.65%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the Blue Chip Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 41,926.034 shares (99.88%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the Capital Income Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 31,671.008 shares (94.91%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the California Tax-Exempt Bond Fund were as follows: BISYS Fund Services, Inc., Attn: Regulation and Compliance Department, 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, 141.651 shares (100%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the Asset Allocation Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 36,492.589 shares (99.83%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the U.S. Government Securities Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 21,757.224 shares (99.50%).

         At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the Short-Term Government Fund were as follows: Bank of America National Trust and Savings Association, The Private Bank, Attn: Common Trust Funds, Unit 38329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051, 1,273,707.695 shares (96.07%).

         At such dates, no other person was known by the Company to hold of record or beneficially more than 5% of the outstanding shares of any investment portfolio of the Company.


         The Prospectus relating to the Fund and this Statement of Additional Information omit certain information contained in the Company's registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                              FINANCIAL STATEMENTS

         The financial statements and notes thereto in the Semi-Annual Report for the Fund for the period August 2, 1996 (commencement of operations) through August 31, 1996 are incorporated in this Statement of Additional Information by reference. No other parts of the Semi-Annual Report are incorporated by referenced herein.

                                   APPENDIX A

         As stated in the Prospectus, the Fund may enter into futures contracts and options for hedging purposes. Such transactions are described in this Appendix.

I.   INTEREST RATE FUTURES CONTRACTS

         Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

         Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

         A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

         Examples of Futures Contract Sale. The Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The investment adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the investment adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

         In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

         The investment adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

         If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

         Examples of Futures Contract Purchase. The Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

         For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The investment adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the investment adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

         The investment adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

         If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.  MARGIN PAYMENTS

         Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the investment advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

III. RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

         There are several risks in connection with the use of futures in the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the investment adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

         Successful use of futures by the Fund is also subject to the investment adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part of all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

IV.  OPTIONS ON FUTURES CONTRACTS

         The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by its fundamental investment policies, the Fund does not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

V.   OTHER HEDGING TRANSACTIONS

         The Fund presently intends to use interest rate futures contracts in connection with its hedging activities. Nevertheless, the Fund is authorized to enter into hedging transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Fund's hedging strategies if, in the judgment of the investment adviser, transactions therein are necessary or advisable.

VI.  ACCOUNTING AND TAX TREATMENT

         Accounting for futures contracts and related options will be in accordance with generally accepted accounting principles.

         Generally, futures contracts and options on futures contracts held by the Fund at the close of the Fund's taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract or option ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those futures contracts or options will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts or options. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle (if they have not been held for the long-term holding period) will be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and related options, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50 percent of any net gain may be treated as long-term and no more than 40 percent of any net loss may be treated as short-term.

         Qualification as a regulated investment company under the Code requires that each Fund satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interests, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

         An additional requirement for qualification as a regulated investment company under the Code is that less than 30% of a Fund's gross income must be derived from gains realized on the sale or other disposition of the following investments held for less than three months: (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to a Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities).

         With respect to futures contracts and other financial instruments subject to the mark-to-market rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the marking-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of marking-to-market) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the Short-Short test is met for a taxable year, increases and decreases in the value of each Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

                                    FORM N-1A

PART C.  OTHER INFORMATION

   ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements:

              (1)  Included in Part A hereof:


                   Financial Highlights for the:
                        Short-Term Government Fund


              (2)  Incorporated by reference in Part B hereof:


                        The unaudited Financial Statements and related notes thereto for the Short-Term Government Fund for the period ended August 31, 1996 as filed with the Securities and Exchange Commission on November 12, 1996 pursuant to Rule 30b2-1 of the Investment Company Act of 1940 (Nos. 2-8110 and 811-4293).


         (b)  Exhibits:

              (1)  (a)  Restated Articles of Incorporation filed November
                        22, 1983 are incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 45 to the Registration Statement of the Registrant on Form N-1A (Nos. 2-81110/811-4293) filed February 23, 1996
                        ("Post-Effective Amendment No. 45").

                   (b) Articles Supplementary filed January 9, 1986 are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 45.

                   (c) Articles Supplementary to increase authorized capital stock filed August 31, 1989 are incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 45.

                   (d) Articles Supplementary classifying shares filed August 31, 1989 are incorporated by reference to
                        Exhibit 1(d) to Post-Effective Amendment No. 45.

                   (e) Articles Supplementary classifying shares filed June 3, 1991 are incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 45.


                   (f) Articles Supplementary classifying and reclassifying shares filed August 1, 1991 are incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 45.

                   (g) Articles Supplementary to increase authorized capital stock filed August 16, 1991 are incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 45.

                   (h) Articles Supplementary classifying shares filed August 16, 1991 are incorporated by reference to
                        Exhibit 1(h) to Post-Effective Amendment No. 45.

                   (i) Articles Supplementary classifying shares filed November 25, 1991 are incorporated by reference to
                        Exhibit 1(i) to Post-Effective Amendment No. 45.

                   (j) Articles Supplementary classifying shares filed May 11, 1992 are incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 45.

                   (k) Articles Supplementary reclassifying shares filed May 15, 1992 are incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 45.

                   (l) Articles Supplementary classifying shares filed July 20, 1992 are incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 45.

                   (m) Articles Supplementary to increase authorized capital stock filed August 6, 1992 are incorporated by reference to Exhibit 1(m) to Post-Effective Amendment No. 45.

                   (n) Articles Supplementary classifying shares filed August 6, 1992 are incorporated by reference to
                        Exhibit 1(n) to Post-Effective Amendment No. 45.

                   (o) Articles Supplementary classifying shares filed March 3, 1993 are incorporated by reference to Exhibit 1(o) to Post-Effective Amendment No. 45.

                   (p) Articles Supplementary reclassifying shares filed May 12, 1993 are incorporated by reference to Exhibit 1(p) to Post-Effective Amendment No. 45.

                   (q) Articles of Amendment eliminating restriction on number of classes of shares filed May 8, 1990 are incorporated by reference to Exhibit 1(q) to Post-Effective Amendment No. 45.

                   (r) Articles of Amendment reclassifying shares filed on July 9, 1993 are incorporated by reference to Exhibit 1(r) to Post-Effective Amendment No. 45.

                   (s) Articles Supplementary classifying shares filed November 18, 1993 are incorporated by reference to
                         Exhibit 1(s) to Post-Effective Amendment No. 45.

                   (t) Articles Supplementary reclassifying shares filed November 18, 1993 are incorporated by reference to
                         Exhibit 1(t) to Post-Effective Amendment No. 45.

                   (u) Articles Supplementary reclassifying shares filed January 21, 1994 are incorporated by reference to
                         Exhibit 1(u) to Post-Effective Amendment No. 45.

                   (v) Articles Supplementary classifying shares filed October 30, 1995 are incorporated by reference to
                         Exhibit 1(v) to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on Form N-1A (Nos. 2-81110/811-4293) filed April 30, 1996
                         ("Post-Effective Amendment No. 47").

                   (w) Articles of Amendment cancelling shares filed on January 26, 1996 are incorporated by reference to
                         Exhibit 1(v) to Post-Effective Amendment No. 45.

                   (x) Articles Supplementary classifying shares filed on January 26, 1996 are incorporated by reference to
                         Exhibit 1(w) to Post-Effective Amendment No. 45.

                   (y) Articles Supplementary reclassifying shares filed on January 26, 1996 are incorporated by reference to
                         Exhibit 1(x) to Post-Effective Amendment No. 45.


                   (z) Articles Supplementary reclassifying shares filed on April 12, 1996 are incorporated by reference to
                         Exhibit 1(z) to Post-Effective Amendment No. 51 to the Registration Statement of the Registrant on Form N-1A (Nos. 2-81110/811-4293) filed November 13, 1996
                         ("Post-Effective Amendment No. 51") .


                   (aa) Articles Supplementary reclassifying shares filed on June 25, 1996 are incorporated by reference to
                         Exhibit 1(z) to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on Form N-1A (Nos. 2-81110/811-4293) filed July 29, 1996
                         ("Post-Effective Amendment No. 50.").

                   (bb) Articles Supplementary reclassifying shares filed on June 25, 1996 are incorporated by reference to
                         Exhibit 1(aa) to Post-Effective Amendment No. 50.

                   (cc) Articles Supplementary reclassifying shares filed on June 25, 1996 are incorporated by reference to
                         Exhibit 1(bb) to Post-Effective Amendment No. 50.

              (2)  (a)   Amended and Restated By-Laws as approved by
                         Registrant's Board of Directors on July 23, 1996 are incorporated by reference to Exhibit 2(f) to Post-Effective Amendment No. 50.

              (3)        None.

              (4) See Article VI, Section (2) of Article VII, Article VIII and Section (2) and (4) of Article X of the Restated Articles of Incorporation incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 45 and Article I, Section 1 and 10 of Article II,
                         Article IV and Section 1 of Article VI of the Amended and Restated By-laws incorporated by reference to
                         Exhibit 2(f) of Post-Effective Amendment No. 50.

              (5)  (a)   Investment Advisory Agreement dated as of April
                         22, 1992 between Registrant and Bank of America
                         National Trust and Savings Association (Money Market
                         Funds) is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 45.

                   (b) Investment Advisory Agreement dated as of April 22, 1992 between Registrant and Bank of America National Trust and Savings Association (Non-Money Market Funds) is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 45.

                   (c) Addendum to Investment Advisory Agreement dated as of March 1, 1993 between Registrant and Bank of America National Trust and Savings Association (Money Market Funds - Prime Value Fund) is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 45.

                   (d) Addendum to Investment Advisory Agreement dated as of March 1, 1993 between Registrant and Bank of America National Trust and Savings Association (Money Market Funds - Government and Treasury Only Funds) is incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 45.

                   (e) Investment Advisory Agreement dated November 1, 1994 between Registrant and Bank of America National Trust & Savings Association with respect to the Capital Income Fund is incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 45.


                   (f) Investment Advisory Agreement dated as of July 1, 1996 between Registrant and Bank of America National Trust & Savings Association with respect to the National Municipal Bond Fund is incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 51.

                   (g) Investment Advisory Agreement dated as of July 30, 1996 between Registration and Bank of America National Trust and Savings Association with respect to the International Equity and Short-Term Government Funds is incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 51.

                   (h) Investment Advisory Agreement dated as of September 1, 1996 between Registrant and Bank of America National Trust & Savings Association with respect to the Corporate Bond Fund.

                   (i) Amended and Restated Investment Advisory Agreement dated as of January 1, 1997 between Registrant and Bank of America National Trust & Savings Association with respect to the International Equity Fund.

                   (j) Sub-Investment Advisory Agreement dated as of January 1, 1997 between Bank of America National Trust & Savings Association and Wellington Management Company, LLP with respect to the International Equity Fund.

              (6)  (a)   Amended and Restated Distribution Agreement
                         between the Registrant and Concord Financial Group,
                         Inc. is incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 51.

                   (b) Form of Broker/Dealer Agreement is incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 45.

                   (c) Form of Bank Agreement is incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 45.

              (7) Board Guidelines on Significant Governance Issues (which includes a description of the Board of Director's retirement policy and benefit) are incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 45.

              (8)  (a)   Custody Agreement between Registrant and The Bank of
                         New York dated as of April 3, 1989 is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment
                         No. 45.

                   (b) Amendment No. 1 to Custody Agreement between Registrant and The Bank of New York dated as of March 30, 1990 is incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 45.

                   (c) Amendment No. 2 to Custody Agreement between Registrant and The Bank of New York dated as of February 26, 1993 is incorporated by reference to
                         Exhibit 8(c) to Post-Effective Amendment No. 49 to the Registration Statement of the Registrant on Form N-1A (Nos. 2-81110/811-4293) filed June 28, 1996
                         ("Post-Effective Amendment No. 49").

                   (d) Amendment No. 3 to Custody Agreement between Registrant and The Bank of New York dated as of April 24, 1996 is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 49.


                   (e) Amendment No. 4 to Custody Agreement between Registrant and The Bank of New York dated as of July 1, 1996 is incorporated by reference to Exhibit 8(e) to Post-Effective Amendment No. 51.


                   (f) Custodian Services Agreement between Registrant and PNC Bank, N.A is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 45.

                   (g) Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc. is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 47.


                   (h) Amendment No. 1 to Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.


                   (i) Sub-Custodian Agreement between Registrant, The Bank of New York, and Security Pacific National Bank is incorporated by reference to Exhibit 8(e) to Post-Effective Amendment No. 45.

                   (j) Sub-Custodian Agreement between The Bank of New York and Citibank, N.A. dated May 18, 1988 is incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 45.

                   (k) Form of Sub-Custody Agreement between The Bank of New York and Bank of America National Trust and Savings Association is incorporated by reference to Exhibit

                         (8)(i) to Post-Effective Amendment No. 37.


              (9)  (a)   Basic Administrative Services Agreement between
                         Registrant and The BISYS Group, Inc. (Money Market
                         Funds) dated as of November 1, 1996 .

                   (b) Administration Agreement between Registrant and the BISYS Group, Inc. (Non-Money Market Funds) dated as of November 1, 1996.

                   (c) Cash Management and Related Services Agreement between Registrant and The Bank of New York (Horizon Shares and Horizon Service Shares) dated as of May 1, 1990 is incorporated by reference to Exhibit 9(s) to Post-Effective Amendment No. 45.

                   (d) Amendment to Cash Management and Related Services Agreement between Registrant and The Bank of New York dated as of June 21, 1993 is incorporated by reference to Exhibit 9(t) to Post-Effective Amendment No. 45.

                   (e) Accounting Services Agreement between the Registrant and Provident Financial Processing Corp is incorporated by reference to Exhibit 9(u) to Post-Effective Amendment No. 45.


              (10)(1) Opinion of counsel that shares are validly issued, fully paid and non-assessable.

              (11) (a)   Consent of Drinker Biddle & Reath.

                   (b)   Consent of Price Waterhouse LLP.



              (12)       None

              (13) (a) Purchase Agreement between Registrant and The Dreyfus Corporation is

-------------------------
(1) Filed with the Securities and Exchange Commission ("SEC") on April 29, 1996 under Rule 24f-2 as part of Registrant's 24f-2 Notice.

                         incorporated by reference to Exhibit 13(a) to Post-Effective Amendment No. 45.

                   (b) Purchase Agreement between Registrant and Hambrecht & Quist Group, Inc. dated March 31, 1988 is incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 45.

                   (c) Investment Letter of Concord Financial Group, Inc. to The Horizon Funds is incorporated by reference to
                         Exhibit 13(c) to Post-Effective Amendment No. 45.

                   (d) Purchase Agreement between Pacific Horizon Tax-Exempt Money Market Portfolio, Inc. and Hambrecht & Quist Group, Inc. is incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 45.

                   (e) Purchase Agreement between Pacific Horizon Tax-Exempt Money Market Portfolio, Inc. and Pacific Horizon Tax-Exempt Funds, Inc. is incorporated by reference to Exhibit 13(e) to Post-Effective Amendment No. 45.

                   (f) Purchase Agreement between Pacific Horizon Tax-Exempt Money Market Portfolio, Inc. and The Dreyfus Corporation is incorporated by reference to Exhibit 13(f) to Post-Effective Amendment No. 45.

                   (g) Purchase Agreement between Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. and Hambrecht & Quist Group, Inc. is incorporated by reference to Exhibit 13(g) to Post-Effective Amendment No. 45.

                   (h) Purchase Agreement between Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. and The Dreyfus Corporation is incorporated by reference to Exhibit 13(h) to Post-Effective Amendment No. 45.

                   (i) Purchase Agreement between Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. and Pacific Horizon Tax-Exempt Funds, Inc. is incorporated by reference to Exhibit 13(i) to Post-Effective Amendment No. 45.

                   (j) Investment Letter of Concord Financial Group, Inc. to The Horizon Capital Funds is incorporated by reference to Exhibit 13(j) to Post-Effective Amendment No. 45.

              (14) (a) Individual Retirement Account and accompanying Custodial Agreement, Disclosure Statement, IRA Application and IRA Transfer/Rollover Request Form is incorporated by reference to Exhibit 14(a) to Post-Effective Amendment No. 45.

                   (b) Appointment of Successor Custodian for Individual Retirement Account dated as of August 3, 1990 is incorporated by reference to Exhibit 14(b) to Post-Effective Amendment No. 45.

              (15) (a) Shareholder Services Plan for Non-Money Market Funds is incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 45.

                   (b) Shareholder Services Plan for Horizon Service Shares as modified by Registrant's Board of Directors on January 29, 1993 is incorporated by reference to
                         Exhibit 15(b) to Post-Effective Amendment No. 45.

                   (c) Revised Shareholder Servicing Agreement is incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 45.

                   (d) Revised Shareholder Service Agreement as modified by Registrant's Board of Directors on January 29, 1993 is incorporated by reference to Exhibit 15(d) to Post-Effective Amendment No. 45.

                   (e) Revised Shareholder Servicing Agreement for Non-Money Market Funds is incorporated by reference to Exhibit 15(e) to Post-Effective Amendment No. 45.

                   (f) Special Management Services Plan and related Special Management Services Agreement for Pacific Horizon Shares of Registrant's Money Market Funds is incorporated by reference to Exhibit 15(f) to Post-Effective Amendment No. 51 .

                   (g) Distribution and Services Plan and related Administrative Servicing Agreement and Distribution Agreement with respect to Registrant's "B" Shares is incorporated by reference to Exhibit 15(g) to Post-Effective Amendment No. 51 .


                   (h) Distribution and Services Plan and related Distribution and Administrative Servicing Agreement with respect to Registrant's "S" Shares and "X" Shares is incorporated by reference to Exhibit 15(f) to Post-Effective Amendment No. 47.


                   (i) Distribution Plan and related Distribution Agreement with respect to Registrant's "K" Shares is incorporated by reference to Exhibit 15(i) to Post-Effective Amendment No. 51.

                   (j) Administrative and Shareholder Services Plan and related Administrative and Shareholder Services Agreement with respect to Registrant's "K" Shares is incorporated by reference to Exhibit 15(j) to Post-Effective Amendment No. 51 .


              (16) (a)   Schedule for Computation of Performance
                         Quotations with respect to the Prime Fund, Treasury Fund, Tax-Exempt Money Fund, Tax-Exempt Money Market Fund, California Tax-Exempt Money Market Fund, Aggressive Growth Fund, California Tax-Exempt Bond Fund, U.S. Government Securities Fund (formerly known as the GNMA Extra Fund) and Capital Income Fund (formerly known as the Convertible Securities Fund) is incorporated by reference to Exhibit 16(a) to Post-Effective Amendment No. 45.

                   (b) Schedule for Computation of Performance Quotations with respect to the Government Fund, Treasury Only Fund and

                         Prime Value Fund is incorporated by reference to
                         Exhibit 16(b) to Post-Effective Amendment No. 45.

                   (c) Schedule for Computation of Performance Quotations with respect to the Corporate Bond Fund, Intermediate Bond Fund (formerly known as the Flexible Bond Fund), Blue Chip Fund, Asset Allocation Fund and National Municipal Bond Fund is incorporated by reference to
                         Exhibit 16(c) to Post-Effective Amendment No. 45.


                   (d) Schedule for Computation of Performance Quotations with respect to the International Equity Fund is incorporated by reference to Exhibit 16(d) to Post-Effective Amendment No. 51.

                   (e) Schedule for Computation of Performance Quotations with respect to the Short-Term Government Fund.


              (17)       Financial Data Schedule.

              (18) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 50.

     ITEM 25.  PERSONS CONTROLLED BY OR UNDER
               COMMON CONTROL WITH REGISTRANT


               Registrant is controlled by its Board of Directors.


     ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

                                                      NUMBER OF RECORD
                                                      HOLDERS AS OF
              TITLE OF CLASS                          DECEMBER 31, 1996
              --------------                          -----------------

              Class A Common Stock                          365
              Class A Common Stock -
               Special Series 1                            1300
              Class A Common Stock -
               Special Series 2                             104
              Class A Common Stock -
               Special Series 3                               0
              Class A Common Stock -
               Special Series 4                               2
              Class B Common Stock                         1703
              Class B Common Stock -
               Special Series 1                            2012
              Class B Common Stock -
               Special Series 2                             398
              Class B Common Stock -
               Special Series 3                               0
              Class B Common Stock -
               Special Series 4                               4
              Class D Common Stock                        16712
              Class D Common Stock -
               Special Series 3                               0
              Class D Common Stock -
               Special Series 5                               2
              Class E Common Stock                         3842
              Class E Common Stock -
               Special Series 3                               0
              Class E Common Stock -
               Special Series 5                               2
              Class F Common Stock                        17551
              Class F Common Stock -
               Special Series 3                               0
              Class F Common Stock -
               Special Series 5                               3
              Class G Common Stock                         4149
              Class G Common Stock -
               Special Series 3                               0
              Class G Common Stock -
               Special Series 5                               1
              Class H Common Stock                            0
              Class I Common Stock                          155
              Class I Common Stock -
               Special Series 1                              55

                                                      NUMBER OF RECORD
                                                      HOLDERS AS OF
              TITLE OF CLASS                          DECEMBER 31, 1996
              --------------                          -----------------

              Class I Common Stock -
               Special Series 2                             20
              Class J Common Stock                          240
              Class J Common Stock -
               Special Series 1                             333
              Class J Common Stock -
               Special Series 2                               5
              Class J Common Stock -
               Special Series 4                               2
              Class K Common Stock                           64
              Class K Common Stock -
               Special Series 1                            1578
              Class K Common Stock -
               Special Series  2                             18
              Class L Common Stock                          121
              Class L Common Stock -
               Special Series 1                             193
              Class L Common Stock -
               Special Series 2                              49
              Class M Common Stock                          569
              Class M Common Stock -
               Special Series 3                               0
              Class M Common Stock -
               Special Series 5                               2
              Class N Common Stock                         9978
              Class N Common Stock -
               Special Series 3                               0
              Class N Common Stock -
               Special Series 5                               2
              Class O Common Stock                         2121
              Class O Common Stock -
               Special Series 3                               0
              Class O Common Stock -
               Special Series 5                               2
              Class Q Common Stock                          406
              Class Q Common Stock -
               Special Series 3                               0
              Class Q Common Stock -
               Special Series 5                               1
              Class R Common Stock                            0
              Class R Common Stock -
               Special Series 3                               0
              Class R Common Stock -
               Special Series 5                               0
              Class S Common Stock                            0
              Class S Common Stock -
               Special Series 3                               0
              Class S Common Stock -
               Special Series 5                               0
              Class T Common Stock                          327
              Class T Common Stock -
               Special Series 3                               0

                                                      NUMBER OF RECORD
                                                      HOLDERS AS OF
              TITLE OF CLASS                          DECEMBER 31, 1996
              --------------                          -----------------

              Class T Common Stock -
               Special Series 5                               2
              Class U Common Stock                            6
              Class U Common Stock -
               Special Series 3                               0
              Class U Common Stock -
               Special Series 5                               0
              Class V Common Stock                            0
              Class V Common Stock -
               Special Series 3                               0
              Class V Common Stock -
               Special Series 5                               0
              Class W Common Stock                         2508
              Class W Common Stock -
               Special Series 3                               0
              Class W Common Stock -
               Special Series 5                               2


     ITEM 27.  INDEMNIFICATION

         Article VII, Section 3, of Registrant's Restated Articles of Incorporation, incorporated herein by reference as Exhibit (1)(a) hereto, and
Article VI, Section 2, of Registrant's Amended and Restated By-Laws, incorporated herein by reference as Exhibit (2)(a) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of the Fund's sub-adviser, principal underwriter, custodians, sub-custodians, transfer agent and sub-transfer agent is provided for, respectively, in Section 8 of the Sub-Advisory Agreement included herewith as Exhibit (5)(j), Article V of the Amended and Restated Distribution Agreement, incorporated herein by reference as Exhibit (6)(a), Article XV, Section 15 of the Custody Agreement incorporated herein by reference as Exhibit (8)(a) hereto, Article XII, Section 14 of the Sub-Custodian Agreement incorporated herein by reference as Exhibit (8)(i) hereto, Article III, Section 4 of the Sub-Custodian Agreement incorporated herein by reference as Exhibit (8)(j) hereto, Section 8 of the form of Sub-Custody Agreement incorporated herein by reference as Exhibit (8)(k),
Article VII, Section 7, of the Transfer Agency Agreement incorporated herein by reference as Exhibit (8)(g), and Article VI, Section 3, of the Cash Management and Related Services Agreement incorporated herein by reference as Exhibit
(9)(c) hereto. Registrant has obtained from a major insurance carrier a directors and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and

Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     ITEM 28. (a)  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Bank of America National Trust and Savings Association ("Bank of America") performs investment advisory services for Registrant. Bank of America and its predecessors have been in the business of managing the investments of fiduciary and other accounts since 1904. In addition to its trust business, Bank of America provides commercial and consumer banking services.

         To the knowledge of Registrant, none of the directors or officers of Bank of America, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Bank of America also hold various positions with, and engage in business for, BankAmerica Corporation, which owns all the outstanding stock of Bank of America, or other subsidiaries of BankAmerica Corporation. Set forth below are the names and principal businesses of the directors of Bank of America and the directors and certain of the senior executive officers of Bank of America who are engaged in any other business, profession, vocation or employment of a substantial nature, other than with BankAmerica Corporation.

POSITION WITH
BANK OF AMERICA
NATIONAL TRUST
AND SAVINGS                                                 PRINCIPAL                    TYPE OF
ASSOCIATION                   NAME                          OCCUPATION                   BUSINESS
---------------               ----                          ----------                   --------

Director ..........           Joseph F. Alibrandi           Chairman of the              Manufacturer of
                                                            Board and CEO,               Aerospace and
                                                            Whittaker                    Communication
                                                            Corporation                  Products

Director ..........           Jill Elikann Barad            President and Chief          Toy Manufacturer
                                                            Executive Officer,           and Distributor
                                                            Mattel, Inc.

Director ..........           Peter B. Bedford              Chairman and CEO,            California based
                                                            Bedford Property             Real Estate
                                                            Investors, Inc.              Investment

Trust
-----

Director ..........           Andrew F. Brimmer             President,                   Consulting
                                                            Brimmer & Co., Inc.

Director ..........           Richard A. Clarke             Retired Chairman of          Utility Company
                                                            the Board, Pacific
                                                            Gas and Electric
                                                            Company

Chairman ..........           David A. Coulter              Chairman of the              Banking
                                                            Board, Chief
                                                            Executive  Officer
                                                            and President, Bank
                                                            America Corporation
                                                            and Bank of
                                                            America National
                                                            Trust & Savings
                                                            Association

Director ..........           Timm F. Crull                 Chairman,                    International
                                                            Hallmark                     Greeting Cards

Director ..........           Kathleen Feldstein            President,                   Economic
                                                            Economics                    Consulting
                                                            Studies, Inc.

Director ..........           Donald E. Guinn               Chairman Emeritus,           Telecommuni-
                                                            Pacific Telesis              cations and
                                                            Group                        Diversified

                                                                                         Holding Com-
                                                                                         pany

Director ..........           Frank L. Hope, Jr.            Consulting                   Architectural
                                                            Architect                    and Engineering

                                                                                         Consulting

Director ..........           Ignacio E. Lozano,            Chairman,                    Newspaper
                              Jr.                           "La Opinion"                 Publishing

Director ..........           Walter E. Massey,             President,                   Higher
                              Ph.D.                         Morehouse                    Education
                                                            College

POSITION WITH
BANK OF AMERICA
NATIONAL TRUST
AND SAVINGS                                                 PRINCIPAL                    TYPE OF
ASSOCIATION                   NAME                          OCCUPATION                   BUSINESS
---------------               ----                          ----------                   --------

Director ..........           John M. Richman               Of Counsel,                  Law firm
                                                            Wachtell,  Lipton,
                                                            Rosen & Katz

Director ..........           Richard M. Rosenberg          Retired;  Chairman           Banking
                                                            of the Board and
                                                            CEO, Bank America
                                                            Corporation and
                                                            Bank of America
                                                            National Trust &
                                                            Savings Association

Director ..........           A. Michael Spence             Dean of the                  Higher
                                                            Graduate School of           Education
                                                            Business, Stanford
                                                            University

Director ..........           Solomon D. Trujillo           President and CEO,          Telecommunica-
                                                            U.S. West                    tions
                                                            Communications
                                                            Group



         (b)  BUSINESS AND OTHER CONNECTIONS OF SUB-ADVISER

         Wellington Management Corporation, LLP, ("Wellington") is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

         The list required by this Item 28 of the partners of Wellington, together with information as to any business profession, vocation or employment of substantial nature engaged in by such partners during the past two years, is incorporated herein by references to Schedules A and D of Form ADV filed by Wellington pursuant to the Advisers Act (SEC File No. 801-15908).

     ITEM 29. PRINCIPAL UNDERWRITERS

              (a) Principal underwriter (exclusive distributor) also acts as principal underwriter or exclusive distributor for The Infinity Funds, Inc., The Pilot Funds, Seafirst Retirement Funds and Time Horizon Funds.


              (b) For information as to the business, profession, vocation or employment of a substantial nature of each of the principal underwriter, its officers and directors, reference is made to their Form BD File No. 8-37601 filed by the principal underwriter. For information, as to the positions or offices of each of the principal underwriter, its officers and directors, reference is made to the section entitled "Management" in the Statement of Additional Information. Both the principal underwriter's Form BD and the Registrants Statements of Additional Information are incorporated herein by reference.

         (c)  Not Applicable.

     ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         (1) The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424 (records relating to the administrator).

         (2) Concord Financial Group, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to the distributor).

         (3) Concord Management (Ireland) Limited, Floor 2, Block 2, Harcourt Centre, Dublin 2, Ireland (records relating to the administrator for the Funds it services).

         (4) Bank of America National Trust and Savings Association, 555 California Street, San Francisco, California 94104 (records relating to the investment adviser).

         (5) Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109 (records relating to the investment sub-adviser for the International Equity Fund)

         (6) Bank of America National Trust and Savings Association, 555 California Street, San Francisco, California 94104 (records relating to the Sub-Custodian for the Funds it services).

         (7) The Bank of New York, 90 Washington Street, New York, New York 10286) (records relating to the custodian for the Funds it services).

         (8) BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to the transfer agent for the Funds it services).

         (9) Drinker Biddle & Reath, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Charter, By-Laws and Minute Books).

         (10) PNC Bank, National Association, 1600 Market Street, 28th Floor, Philadelphia, PA 19103, (records relating to the custodian for the Funds it services).

         (11) PFPC, Inc. 103 Bellevue Parkway, Wilmington, DE 19809, (records relating to the sub-administrator for the Funds it services).

     ITEM 31. MANAGEMENT SERVICES

              Inapplicable.

     ITEM 32. UNDERTAKINGS

         Registrant hereby undertakes to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, as though such provisions were applicable to it.

         Registrant hereby undertakes to furnish its Annual Report to Shareholders upon request and without charge to any person to whom a prospectus is delivered.

                                   SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania, on this 30th day of January, 1997.


                                       PACIFIC HORIZON FUNDS, INC.
                                       Registrant

                                       */Cornelius John Pings
                                       ------------------------------------
                                       Cornelius John Pings
                                       President
                                       (Signature and Title)

              Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                              TITLE                       DATE

*/Cornelius John Pings           Chairman of the
-------------------------        Board and President           January 30, 1997
 Cornelius John Pings

/s/ Kevin L. Martin              Treasurer (Chief
-------------------------        Accounting and
Kevin L. Martin                  Financial Officer)            January 30, 1997


*/Thomas M. Collins              Director                      January 30, 1997
-------------------------
Thomas M. Collins

*/Douglas B. Fletcher            Director                      January 30, 1997
-------------------------
Douglas B. Fletcher

*/Robert E. Greeley              Director                      January 30, 1997
-------------------------
Robert E. Greeley

*/Kermit O. Hanson               Director                      January 30, 1997
-------------------------
Kermit O. Hanson




*By: /s/ W. Bruce McConnel, III
     ----------------------------------
     W. Bruce McConnel, III
     Attorney-in-fact

                           PACIFIC HORIZON FUNDS, INC.

                            Certificate of Secretary


         The following resolution was duly adopted by the Board of Directors of Pacific Horizon Funds, Inc. on January 28, 1997 and remains in effect on the date hereof:

                  FURTHER RESOLVED, that the directors and officers of Pacific Horizon who may be required to execute any amendments to Pacific Horizon's Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing W. Bruce McConnel, III and Cornelius J. Pings their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as director or officer, or both, of Pacific Horizon any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other said attorney and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said directors and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said directors or officers, or any or all of them, might or could do in person, said acts of said attorneys, being hereby ratified and approved.

         IN WITNESS WHEREOF, I have hereunto set my hand this 28th day of January, 1997.

                                            PACIFIC HORIZON FUNDS, INC.


                                            /s/ W. Bruce McConnel, III
                                            -------------------------------
                                            W. Bruce McConnel, III
                                            Secretary

                           PACIFIC HORIZON FUNDS, INC.

                                POWER OF ATTORNEY

         Cornelius John Pings, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.

                                                 /s/ Cornelius John Pings
                                                 ------------------------------
                                                 Cornelius John Pings
Date: December 6, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY

         Thomas M. Collins, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                                 /s/ Thomas M. Collins
                                                 ------------------------------
                                                 Thomas M. Collins


Date: December 7, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY

         Douglas, B. Fletcher, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                                 /s/ Douglas B. Fletcher
                                                 ------------------------------
                                                 Douglas B. Fletcher

Date: December 7, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY

         Robert E. Greeley, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                                 /s/ Robert E. Greeley
                                                 ------------------------------
                                                 Robert E. Greeley
Date: December 7, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY

         Kermit O. Hanson, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.


                                                 /s/ Kermit O. Hanson
                                                 ------------------------------
                                                 Kermit O. Hanson

Date: December 6, 1995

                                  EXHIBIT INDEX

EXHIBITS

5(h) Investment Advisory Agreement dated as of September 1, 1996 between Registrant and Bank of America National Trust & Savings Association with respect to the Corporate Bond Fund.

5(i) Amended and Restated Investment Advisory Agreement dated as of January 1, 1997 between Registrant and Bank of America National Trust & Savings Association with respect to the International Equity Fund.

5(j) Sub-Investment Advisory Agreement dated as of January 1, 1997 between Bank of America National Trust & Savings Association and Wellington Management Company, LLP with respect to the International Equity Fund.

8(h) Amendment No. 1 to Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.

9(a) Basic Administrative Services Agreement between Registrant and The BISYS Group, Inc. (Money Market Funds) dated as of November 1, 1996.

9(b) Administration Agreement between Registrant and The BISYS Group, Inc. (Non-Money Market Funds) dated as of November 1, 1996.

11(a)          Consent of Drinker Biddle & Reath

11(b)          Consent of Price Waterhouse, LLP

16(e) Schedule for Computation of Performance Quotations with Respect to the Short-Term Government Fund.

17             Financial Data Schedule